UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio
Delaware Municipal Bond Portfolio
Kentucky Municipal Bond Portfolio
Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52 nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 06/30/2009

Item 1	–	Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Funds II
ANNUAL REPORT | JUNE 30, 2009

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Delaware Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	ANNUAL REPORT	JUNE 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses — and more —between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009	6-month	12-month
US equities (S&P 500 Index)	3.16%	(26.21)%
Small cap US equities (Russell 2000 Index)	2.64	(25.01)
International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.92	(1.91)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary as of June 30, 2009	AMT-Free Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its benchmark, the Barclays Capital Municipal Bond Index. It also underperformed, the S&P/Investortools Main Municipal Bond Index, for the 12-month period.

What factors influenced performance?

•

The Portfolio’s lack of exposure to alternative minimum tax (AMT) municipals benefited results in the first half of the reporting period relative to the S&P/Investortools Main Municipal Bond Index given the dramatic widening in spreads. However, in the last quarter of the period, strong inflows into high yield funds resulted in a general tightening of credit quality spreads and the Portfolio’s lack of AMT bonds detracted from relative performance. As funds with lower-quality holdings outperformed in this environment, the Portfolio’s higher credit quality was an additional drag on performance.

•	The Portfolio focused on delivering a competitive income accrual and achieved an average coupon of around 6%.

•

To mute price volatility in the Portfolio, we maintained a neutral duration posture for much of the period. Duration management was based more on attention to credit spread changes than to changes in interest rates.

•	Portfolio performance benefited from our avoidance of many credits that were downgraded in the municipal market as a result of economic recession, de-leveraging and budgetary challenges.

Describe recent Portfolio activity.

•

Toward the end of the reporting period, selective sales of lower-rated holdings were effected to take advantage of both the tightening in credit spreads and the renewed, though limited, liquidity provided to these lower-rated positions by the inflows to high yield funds.

•

The Portfolio’s high cash equivalent reserve provided liquidity needed to participate in attractive offerings in the primary market, as well as to handle cash flow needs at the end of 2008. In order to maintain a large cash reserve without damaging the Portfolio’s yield performance, we held a significant portion of cash in higher-yielding variable rate demand note (VRDN) securities that fell out of favor with money market accounts, but still fit the Portfolio’s credit profile. Subsequently, conditions in the short-term market improved somewhat, and these securities were no longer providing the outsized yields they had when originally purchased. We sold back some of these VRDNs and reinvested the monies in the new-issue market.

Describe Portfolio positioning at period end.

•

At period end, the Portfolio is in a defensive, 6-year duration posture, which is about a half year below the S&P/Investortools Main Municipal Bond Index. Cash reserves account for approximately 9% of assets under management. We intend to recommit these reserves back to the longest end of the municipal market as attractively priced/structured securities are issued.

•

Accounting for approximately 4% of Portfolio assets, leveraged securities represent a good investment opportunity. The municipal yield curve is historically steep at nearly 375 basis points between 2-year and 30-year maturities, and financing costs for inverse floater products are extremely low.

•	The Portfolio’s average coupon is approaching 6% versus the 30-year Municipal Market Data scale rate of 4.60%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	26%
Utilities	19
State	17
Transportation	13
Health	11
Housing	7
Corporate	4
Education	3

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	18%
AA/Aa	41
A/A	24
BBB/Baa	12
BB/Ba	1
Not Rated[2]	4

1	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

2	The investment advisor has deemed certain of these securities to be of investment grade quality. The market value of these securities was $6,149,616 representing 2% of the Portfolio’s long-term investments.

4	ANNUAL REPORT	JUNE 30, 2009

AMT-Free Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

2	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax, including the Federal Alternative Minimum Tax (municipal securities).

3	This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

4	The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2009

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge

BlackRock	4.95%	7.02%	2.17%	N/A	3.19%	N/A	3.87%	N/A
Institutional	4.91	7.00	2.14	N/A	3.10	N/A	3.76	N/A
Service	4.65	6.87	1.86	N/A	2.81	N/A	3.44	N/A
Investor A	4.41	6.74	1.84	(2.46)%	2.79	1.91%	3.36	2.91%
Investor B	4.62	6.83	1.80	(2.58)	2.37	2.03	2.82	2.82
Investor C	3.83	6.45	1.08	0.11	2.03	2.03	2.59	2.59
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A

5	Assuming maximum sales charges, if any. Average annual total returns with and, without sales charges, reflect reductions for distributions and service fees. See “About Portfolio Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual					Hypothetical[8]
		Including Interest Expense and Fees		Excluding Interest Expense and Fees			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[6]	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[6]	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]
BlackRock	$1,000.00	$1,070.20	$2.41	$1,070.20	$2.31	$1,000.00	$1,022.46	$2.36	$1,022.56	$2.26
Institutional	$1,000.00	$1,070.00	$2.57	$1,070.00	$2.46	$1,000.00	$1,022.32	$2.51	$1,022.41	$2.41
Service	$1,000.00	$1,068.70	$3.90	$1,068.70	$3.80	$1,000.00	$1,021.03	$3.81	$1,021.12	$3.71
Investor A	$1,000.00	$1,067.40	$4.00	$1,067.40	$3.90	$1,000.00	$1,020.93	$3.91	$1,021.03	$3.81
Investor B	$1,000.00	$1,068.30	$4.26	$1,068.30	$4.15	$1,000.00	$1,020.68	$4.16	$1,020.78	$4.06
Investor C	$1,000.00	$1,064.50	$7.88	$1,064.50	$7.78	$1,000.00	$1,017.16	$7.70	$1,017.26	$7.60

6	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.47% for BlackRock, 0.50% for Institutional, 0.76% for Service, 0.78% for Investor A, 0.83% for Investor B and 1.54% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.45% for BlackRock, 0.48% for Institutional, 0.74% for Service, 0.76% for Investor A, 0.81% for Investor B and 1.52% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2009	5

Portfolio Summary as of June 30, 2009	Delaware Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its benchmark, the Barclays Capital Municipal Bond Index. It also underperformed, the S&P/Investortools Delaware Municipal Bond Index, for the 12-month period.

•

While the Barclays Capital Municipal Bond Index measures the performance of municipal bonds nationally, the S&P/Investortools Delaware Municipal Bond Index measures the performance of municipal bonds only in Delaware.

What factors influenced performance?

•

Significant market declines in weaker credits and high-yielding securities held in the Portfolio detracted from performance for the reporting period. A duration underweight relative to the S&P/Investortools Delaware Municipal Bond Index negatively affected the Portfolio in the latter half of the period, as the municipal market recaptured a significant portion of its earlier losses during the first quarter of 2009. Delaware new-issue supply was slow to come to market, and with secondary Delaware bonds scarce, opportunities to improve the composition of the Portfolio were rare.

•

The income component of the Portfolio was a significant contributor to total return. A duration underweight heading into the height of the financial market turmoil that negatively affected the municipal market benefited the Portfolio for the first six months of the period. Due to a significant widening in credit spreads at that time, we purchased some higher-yielding bonds that subsequently benefited the Portfolio as credit spreads tightened moderately.

Describe recent Portfolio activity.

•

Delaware-specific issuance remained extremely limited throughout the period. To compensate for this lack of investment opportunity, we purchased Guam and Puerto Rico bonds, which are exempt from both federal and Delaware state taxes. With the interest rate differential between cash and long-term bonds at historically wide levels (i.e., long-term bond investments are earning more interest income than cash holdings, on average), these purchases will help improve the Portfolio’s income generation. In addition, the new purchases served to improve the Portfolio’s diversification and increase its duration (sensitivity to interest rates).

•	We utilized a limited amount of leverage through the use of tender option bond trusts to enhance the Portfolio’s yield and net asset value given the favorable slope of the yield curve.

Describe Portfolio positioning at period end.

•	Despite the moderate increase in duration relative to the S&P/ Investortools Delaware Municipal Bond Index, the Portfolio should perform better in a stable-to-rising interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Utilities	24%
Housing	17
Health	16
State	14
Transportation	14
Corporate	10
County/City/Special District/School District	5

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	33%
AA/Aa	19
A/A	20
BBB/Baa	22
BB/Ba	1
B/B	2
Not Rated	3

1	Using the higher of S&P’s or Moody’s ratings.

6	ANNUAL REPORT	JUNE 30, 2009

Delaware Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

2	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Delaware state income tax (municipal securities).

3	This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

4	The S&P/Investortools Delaware Municipal Bond Index includes all Delaware bonds in the S&P/Investortools Main Municipal Bond Index.

5	The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2009

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge

Institutional	4.92%	5.92%	1.38%	N/A	3.05%	N/A	4.12%	N/A
Investor A	4.45	5.78	1.11	(3.19)%	2.71	1.82%	3.72	3.27%
Investor B	3.96	5.30	0.30	(4.06)	1.98	1.63	3.18	3.18
Investor C	3.94	5.30	0.40	(0.57)	2.00	2.00	2.96	2.96
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Delaware Municipal Bond Index	—	6.22	3.26	N/A	3.70	N/A	4.62	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and, without sales charges, reflect reductions for distributions and service fees. See “About Portfolio Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual					Hypothetical[9]
		Including Interest Expense and Fees		Excluding Interest Expense and Fees			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]
Institutional	$1,000.00	$1,059.20	$3.57	$1,059.20	$3.47	$1,000.00	$1,021.32	$3.51	$1,021.42	$3.41
Investor A	$1,000.00	$1,057.80	$4.95	$1,057.80	$4.85	$1,000.00	$1,019.98	$4.86	$1,020.08	$4.76
Investor B	$1,000.00	$1,053.00	$8.50	$1,053.00	$8.40	$1,000.00	$1,016.51	$8.35	$1,016.61	$8.25
Investor C	$1,000.00	$1,053.00	$8.50	$1,053.00	$8.40	$1,000.00	$1,016.51	$8.35	$1,016.61	$8.25

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.97% for Investor A, 1.67% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.95% for Investor A, 1.65% for Investor B and 1.65% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2009	7

Portfolio Summary as of June 30, 2009	Kentucky Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its benchmark, the Barclays Capital Municipal Bond Index. It also underperformed, the S&P/Investortools Kentucky Municipal Bond Index, for the 12-month period.

•

Whereas the Barclays Capital Municipal Bond Index measures the performance of municipal bonds nationally, the S&P/Investortools Kentucky Municipal Bond Index measures the performance of municipal bonds only in Kentucky.

What factors influenced performance?

•

A duration (sensitivity to interest rates) underweight relative to the S&P/ Investortools Kentucky Municipal Bond Index negatively affected the Portfolio in the latter half of the period, as the municipal market recaptured a significant portion of its earlier losses during the first quarter of 2009. Kentucky new-issue supply was slow to come to market and with the availability of secondary Kentucky bonds scarce, opportunities to improve the composition of the Portfolio were rare. Fortunately, Kentucky eligible supply improved marginally late in the period, allowing us to restructure out of low-yielding issues and to marginally remove the duration underweight by spending down cash.

•

The Portfolio continued to benefit from the sale of alternative minimum tax (AMT) housing bonds, as AMT bonds generally fell out of favor with investors. As rates rallied below 5%, demand for bonds with coupons below 5% increased. This scenario afforded us an opportunity to sell low-coupon bonds into favorable market conditions. A duration underweight heading into the height of the financial market turmoil that negatively affected the municipal market benefited the Portfolio for the first six months of the period.

Describe recent Portfolio activity.

•

Significant changes were made to the Portfolio’s coupon structure during the reporting period. Specifically, bonds with coupons below 5% were sold and replaced by bonds with coupons of 5% or higher in order to improve the Portfolio’s performance and income accrual. The overall duration of the Portfolio was brought closer to neutral relative to the S&P/Investortools Kentucky Municipal Bond Index, as cash was put to work in the new-issue market.

•	We utilized a limited amount of leverage through the use of tender option bond trusts to enhance the Portfolio’s yield and net asset value given the favorable slope of the yield curve.

Describe Portfolio positioning at period end.

•

At period end, the Portfolio’s duration was neutral-to-slightly-underweight relative to the S&P/Investortools Kentucky Municipal Bond Index, which should allow it to perform better in a stable-to-rising interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	22%
Utilities	21
Transportation	20
Health	14
Housing	11
State	9
Corporate	3

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	23%
AA/Aa	41
A/A	25
BBB/Baa	11

1	Using the higher of S&P’s or Moody’s ratings.

8	ANNUAL REPORT	JUNE 30, 2009

Kentucky Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

2	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Kentucky state income tax (municipal securities).

3	This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

4	The S&P/Investortools Kentucky Municipal Bond Index includes all Kentucky bonds in the S&P/Investortools Main Municipal Bond Index.

5	The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2009

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.39%	7.52%	3.28%	N/A	3.14%	N/A	3.82%	N/A
Service	5.15	7.37	3.12	N/A	2.86	N/A	3.52	N/A
Investor A	4.89	7.38	3.00	(1.38)%	2.82	1.94%	3.42	2.97%
Investor B	4.43	7.01	2.29	(2.14)	2.09	1.74	2.88	2.88
Investor C	4.42	6.99	2.28	1.29	2.08	2.08	2.68	2.68
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Kentucky Municipal Bond Index	—	8.79	4.18	N/A	3.06	N/A	4.38	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and, without sales charges, reflect reductions for distributions and service fees. See “About Portfolio Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual					Hypothetical[9]
		Including Interest Expense and Fees		Excluding Interest Expense and Fees			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]
Institutional	$1,000.00	$1,075.20	$3.34	$1,075.20	$3.24	$1,000.00	$1,021.57	$3.26	$1,021.67	$3.16
Service	$1,000.00	$1,073.70	$4.73	$1,073.70	$4.63	$1,000.00	$1,020.23	$4.61	$1,020.33	$4.51
Investor A	$1,000.00	$1,073.80	$4.78	$1,073.80	$4.68	$1,000.00	$1,020.18	$4.66	$1,020.28	$4.56
Investor B	$1,000.00	$1,070.10	$8.31	$1,070.10	$8.21	$1,000.00	$1,016.76	$8.10	$1,016.86	$8.00
Investor C	$1,000.00	$1,069.90	$8.31	$1,069.90	$8.21	$1,000.00	$1,016.76	$8.10	$1,016.86	$8.00

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional, 0.92% for Service, 0.93% for Investor A, 1.62% for Investor B and 1.62% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.90% for Service, 0.91% for Investor A, 1.60% for Investor B and 1.60% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2009	9

Portfolio Summary as of June 30, 2009	Ohio Municipal Bond Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed its benchmark, the Barclays Capital Municipal Bond Index. It also underperformed, the S&P/Investortools Ohio Municipal Bond Index.

•

Whereas the Barclays Capital Municipal Bond Index measures the performance of municipal bonds nationally, the S&P/Investortools Ohio Municipal Bond Index measures the performance of municipal bonds only in Ohio. The Lipper category consists of funds that limit their investment to those securities exempt from taxation in Ohio.

What factors influenced performance?

•

Three key factors contributed to Portfolio performance for the period: (1) Portfolio exposure to higher-quality municipal securities aided results, as the spread between high-grade credits and those rated below AA widened; (2) Portfolio exposure to bonds with maturities at the short end of the yield curve benefited performance, as the curve became historically steep between 2-year and 30-year maturities; and (3) Active duration management also was beneficial as interest rate sensitivity was adjusted to capture interest rate trends throughout the period.

•	The Portfolio also utilized a limited amount of leverage through the use of tender option bond trusts to enhance the Portfolio’s yield and net asset value given the favorable slope of the yield curve.

•

Significant market declines in weaker credits and high-yielding securities held in the Portfolio detracted from performance for the reporting period. The Portfolio’s elevated cash position had a slightly negative effect as the interest rate differential between cash and long-term bonds has reached historically wide levels (i.e., long-term bond investments are earning more interest income than cash holdings, on average). With Ohio new-issue supply being slow to come to market, we have had limited opportunities to invest cash and capitalize on the interest rate situation.

Describe recent Portfolio activity.

•

Whenever possible, we purchased longer-dated municipal issues in an effort to capitalize on what we viewed as good relative value in the marketplace. The Portfolio focused on higher-quality uninsured general obligation bonds and essential service revenue bonds. Progress was made in spending down cash held in the Portfolio by purchasing bonds in the primary and secondary markets. This will have the effect of increasing the interest rate sensitivity of the Portfolio as duration was added with each new purchase.

Describe Portfolio positioning at period end.

•

Due to the moderate increase in the Portfolio’s duration relative to the S&P/Investortools Ohio Municipal Bond Index, the Portfolio should perform better in a stable-to-declining interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	33%
Education	19
Utilities	14
Housing	9
Health	8
State	8
Transportation	5
Corporate	3
Tobacco	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	15%
AA/Aa	41
A/A	19
BBB/Baa	21
BB/Ba	1
Not Rated[2]	3

1	Using the higher of S&P’s or Moody’s ratings.

2	The investment advisor has deemed certain of these securities to be of investment grade quality. The market value of these securities was $2,866,290 representing 3% of the Portfolio’s long-term investments.

10	ANNUAL REPORT	JUNE 30, 2009

Ohio Municipal Bond Portfolio

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

2	The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and relaxed tax-exempt derivative securities) the interest on which the fund management team believes is exempt from Federal income tax and Ohio state income tax (municipal securities).

3	This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

4	The S&P/Investortools Ohio Municipal Bond Index includes all Ohio bonds in the S&P/Investortools Main Municipal Bond Index.

5	The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2009

			Average Annual Total Returns[6]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.56%	6.57%	2.94%	N/A	3.08%	N/A	4.47%	N/A
Service	4.25	6.41	2.63	N/A	2.79	N/A	4.16	N/A
Investor A	4.18	6.44	2.58	(1.80)%	2.77	1.89%	4.06	3.61%
Investor B	3.50	6.00	1.72	(2.71)	1.94	1.59	3.52	3.52
Investor C	3.48	6.11	1.84	0.85	1.97	1.97	3.27	3.27
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Ohio Municipal Bond Index	—	8.17	(0.55)	N/A	2.95	N/A	4.29	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A

6	Assuming maximum sales charges, if any. Average annual total returns with and, without sales charges, reflect reductions for distributions and service fees. See “About Portfolio Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual					Hypothetical[9]
		Including Interest Expense and Fees		Excluding Interest Expense and Fees			Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[7]	Ending Account Value June 30, 2009	Expenses Paid During the Period[8]
Institutional	$1,000.00	$1,065.70	$3.48	$1,065.70	$3.07	$1,000.00	$1,021.42	$3.41	$1,021.82	$3.01
Service	$1,000.00	$1,064.10	$4.96	$1,064.10	$4.55	$1,000.00	$1,019.98	$4.86	$1,020.38	$4.46
Investor A	$1,000.00	$1,064.40	$4.76	$1,064.40	$4.35	$1,000.00	$1,020.18	$4.66	$1,020.58	$4.26
Investor B	$1,000.00	$1,060.00	$9.04	$1,060.00	$8.63	$1,000.00	$1,016.02	$8.85	$1,016.41	$8.45
Investor C	$1,000.00	$1,061.10	$8.94	$1,061.10	$8.53	$1,000.00	$1,016.12	$8.75	$1,016.51	$8.35

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.97% for Service, 0.93% for Investor A, 1.77% for Investor B and 1.75% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.89% for Service, 0.85% for Investor A, 1.69% for Investor B and 1.67% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

9	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

See “Disclosure of Expenses” on page 13 for further information on how expenses were calculated.

ANNUAL REPORT	JUNE 30, 2009	11

About Portfolio Performance

•

BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to December 22, 2003, AMT-Free Municipal Bond BlackRock Share performance results are those of Institutional Shares.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee).

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than seven years reflect this conversion.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Portfolios’ investment adviser waived or reimbursed a portion of each Portfolio’s expenses. Without such waiver and reimbursement, a Portfolio’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after November 1, 2009. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

12	ANNUAL REPORT	JUNE 30, 2009

Disclosure of Expenses

Shareholders of these Portfolios may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) are intended to assist shareholders both in calculating expenses based on an investment in a Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Portfolio and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Portfolios and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

The Benefits and Risks of Leveraging

The Portfolios may utilize leverage to seek to enhance their yields and net asset values (“NAVs”). However, these objectives cannot be achieved in all interest rate environments.

The Portfolios may from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Portfolio with economic benefits in periods of declining short-term interest rates, but expose the Portfolios to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Portfolios’ NAVs per share.

Furthermore, the value of the Portfolios’ investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Portfolios’ NAV positively or negatively in addition to the impact on the Portfolio performance from leverage.

In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Portfolio on its longer-term portfolio investments. To the extent that the total assets of each Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Portfolio’s shareholders will benefit from the incremental net income.

The use of leverage may enhance opportunities for increased returns to the Portfolios, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Portfolio’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Portfolio’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Portfolio to incur losses. The use of leverage may limit a Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. A Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Portfolio shareholders and may reduce investment returns.

Derivative Instruments

The Portfolios may invest in various derivative instruments, including financial futures contracts as specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. A Portfolio’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Portfolio to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Portfolio can realize on an investment or may cause a Portfolio to hold a security that it might otherwise sell. The Portfolios’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	13

Schedule of Investments June 30, 2009	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value

U.S. Government Sponsored Agency
Mortgage-Backed Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Assoc. I,
6.00%, 11/15/31	$2	$2,167

Municipal Bonds
Alabama — 0.4%
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A,
5.13%, 8/01/15(a)	2,000	1,308,060

Arizona — 0.2%
Pima County IDA, RB, Arizona Charter Schools Project, Series 0,
5.25%, 7/01/31	1,285	776,705

California — 15.5%
Antelope Valley Healthcare District, California, RB, Various, Series A,
5.25%, 9/01/17	3,000	2,606,130
California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A,
6.00%, 7/01/34	3,670	3,671,541
California State University, RB, Systemwide, Series A,
5.25%, 11/01/38	2,490	2,410,221
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E,
5.50%, 7/01/31	2,250	2,108,340
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed,
5.88%, 2/15/34	975	978,939
Foothill Eastern Transportation Corridor Agency, California, Refunding, RB,
5.75%, 1/15/40	8,500	6,692,220
Los Angeles Community College District, California, GO, 2001 Election, Series E-1,
5.00%, 8/01/33	4,000	3,858,720
Metropolitan Water District of Southern California, Refunding, RB, Series B,
5.00%, 7/01/35	3,170	3,179,288
Modesto Irrigation District, COP, Capital Improvement, Series A,
6.00%, 10/01/39	1,700	1,751,034
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A,
6.50%, 9/01/28	2,000	2,035,680
San Francisco Community College District, California, GO, Series B, (FSA),
5.00%, 6/15/31	10,000	9,752,500
Santa Clara County Financing Authority, Refunding RB, Lease, Series L,
5.25%, 5/15/36	3,000	2,948,910
State of California, GO, Various Purpose,
6.50%, 4/01/33	9,700	10,162,496
Stockton-East Water District, California, Refunding, COP, Series B, (MBIA, FGIC),
7.17%, 4/01/28(b)	4,495	1,199,536
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A,
5.88%, 1/01/29	3,225	3,270,698

		56,626,253

Colorado — 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	750	798,120

District of Columbia — 1.0%
District of Columbia, RB, Series A,
5.50%, 12/01/30	3,530	3,751,437

Florida — 12.5%
Ave Maria Stewardship Community Development District, Special Assessment, BAN,
4.80%, 11/01/12	1,000	673,970
City of Tampa Florida, Refunding, RB (FSA),
6.00%, 10/01/16	1,455	1,683,610
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,691,840
Series B-1, 6.00%, 7/01/38	5,000	5,200,850
County of Miami-Dade Florida, Refunding, RB, Series C,
6.00%, 10/01/23	5,000	5,389,350
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,119,160
Series A, 5.50%, 6/01/38	4,750	4,907,462
Florida State Board of Education, RB, Series A,
5.75%, 7/01/28	3,890	4,055,208
Florida State Board of Education, Refunding, GO, Public Education, Series D,
5.75%, 6/01/22	7,800	8,055,762
JEA, RB, Scherer 4 Project, Series A,
6.00%, 10/01/37	2,000	2,067,280
Orange County School Board, COP, Series A, (AGC),
5.50%, 8/01/34	2,300	2,310,672
Panther Trace II Community Development District, Special Assessment,
5.13%, 11/01/13	2,965	1,892,560
Riviera Beach Utility Special District, RB (MBIA, FGIC),
5.00%, 10/01/29	4,245	3,618,056

		45,665,780

Georgia — 1.6%
City of Atlanta Georgia, Refunding, RB, Series A, (AMBAC),
6.50%, 1/01/10	1,000	1,030,450
Forsyth County School District, GO,
6.70%, 7/01/12	825	880,481
Gainesville Redevelopment Authority, Refunding, RB, Riverside Military Academy,
5.13%, 3/01/27	1,440	865,440

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ACA	American Capital Access Corp.	GO	General Obligation Bonds
	AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association
	AMBAC	American Municipal Bond Assurance Corp.	HUD	Housing and Urban Development
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	BAN	Bond Anticipation Note	ISD	Independent School District
	BHAC-CR	Berkshire Hathaway Asurance Corporation- Custodial Receipts	MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
	CIFG	CDC IXIS Financial Guaranty	M/F	Multi-Family
	COP	Certificates of Participation	PCRB	Pollution Control Revenue Bonds
	EDA	Economic Development Authority	PSF-GTD	Permanent School Fund Guaranteed
	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
	FHA	Federal Housing Administration	S/F	Single-Family
	FHLMC	Federal Home Loan Mortgage Corp	SO	Special Obligation Agreements
	FNMA	Federal National Mortgage Association	TAN	Tax Anticipation Notes
	FSA	Financial Security Assurance, Inc.

See Notes to Financial Statements.

14	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds
Georgia (concluded)
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D,
6.00%, 1/01/23	$2,000	$2,137,580
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants),
5.70%, 1/01/19	1,000	1,078,000

		5,991,951

Illinois — 3.5%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC),
6.00%, 6/01/26	2,575	2,866,696
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38	1,100	1,153,185
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	1,800	1,842,354
Sherman Health System, Series 2007A,
5.50%, 8/01/37	1,750	1,284,693
University of Chicago, Series B,
6.25%, 7/01/38	5,000	5,498,100

		12,645,028

Indiana — 1.3%
Indiana Finance Authority, RB, Various, Duke Energy Industry, Series B,
6.00%, 8/01/39	1,665	1,672,393
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc.,
5.50%, 9/15/31	1,320	929,293
Indiana Municipal Power Agency, Indiana, RB, Series B,
6.00%, 1/01/39	2,120	2,169,290

		4,770,976

Kentucky — 0.7%
Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB, Project No. 93, (AGC),
5.25%, 2/01/29	2,500	2,583,575

Louisiana — 0.4%
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring Garbs, Series A-2,
6.00%, 1/01/23	1,370	1,407,922

Maryland — 0.5%
County of Howard Maryland, Refunding, RB, Vantage House Facility, Series A,
5.25%, 4/01/27	1,500	1,029,945
Maryland Health & Higher Educational Facilities Authority, RB, King Farm Presbyterian Community, Series B,
5.00%, 1/01/17	1,000	796,360

		1,826,305

Massachusetts — 0.2%
Massachusetts Development Finance Agency, RB, Linden Ponds, Inc. Facility, Series A,
5.75%, 11/15/35	1,000	634,620

Michigan — 2.0%
City of Detroit Michigan, RB, Second Lien, Series B, Remarketed, (FSA),
7.00%, 7/01/36	1,250	1,377,612
Michigan State Building Authority, Refunding, RB, Facilities Program, Series I,
6.25%, 10/15/38	1,250	1,336,888
Michigan Strategic Fund, Refunding, RB, Various, Detroit Edison, Series ET-2,
5.50%, 8/01/29(c)	1,425	1,435,887
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital,
8.25%, 9/01/39	2,935	3,280,919

		7,431,306

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A,
6.75%, 11/15/32	1,000	1,046,520

Multi-State — 4.2%
Centerline Equity Issuer Trust:
6.63%, 7/15/09(d)(e)	3,000	3,000,000
7.60%, 11/30/10(d)(e)	9,000	9,412,110
Munimae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49(c)(d)(e)	4,000	2,799,240

		15,211,350

Nebraska — 0.2%
Omaha Public Power District, RB, Series B,
6.15%, 2/01/12	750	803,752

Nevada — 2.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	1,475	1,557,187
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/38	6,685	7,016,843

		8,574,030

New Jersey — 8.2%
City of Jersey City New Jersey, Refunding Note, GO,
5.40%, 6/25/10	2,750	2,762,842
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty),
6.00%, 8/01/38	3,600	3,926,016
New Jersey EDA, Refunding, RB, School Facilities Construction, Series AA,
5.50%, 12/15/29	1,000	1,039,620
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry:
Series B, 7.13%, 12/01/23	1,000	1,047,330
Series B, 7.50%, 12/01/32	1,000	1,047,620
New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A,
5.00%, 7/01/29	2,575	1,972,605
New Jersey State Highway Authority, RB, Parkway,
6.20%, 1/01/10	2,740	2,802,993
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.50%, 10/01/38	4,500	4,788,855
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A,
6.00%, 6/15/10(f)	10,000	10,533,500

		29,921,381

New York — 7.0%
City of New York New York, GO, Series E-1,
6.25%, 10/15/28	2,500	2,763,025
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	3,700	4,011,355
Series A, 6.25%, 4/01/33	1,610	1,771,918
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	4,300	4,723,722
Series B, 5.00%, 11/15/34	1,320	1,293,521
New York City Housing Development Corp., RB, Series M,
6.88%, 11/01/38	2,085	2,272,066
New York City Municipal Water Finance Authority, RB, Series R,
5.50%, 6/15/40	4,150	4,345,921
Triborough Bridge & Tunnel Authority, New York, RB:
General Purpose, Series A-2, 5.00%, 11/15/33	1,000	1,002,790
General, Series A-2, 5.38%, 11/15/38	3,150	3,244,500

		25,428,818

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	15

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 1.1%
North Carolina Medical Care Commission, North Carolina, Refunding, RB, First Mortgage, Forest at Duke,
5.13%, 9/01/27	$2,000	$1,666,120
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series B,
6.50%, 1/01/20	2,000	2,035,860
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, Refunding, RB, Catawba Electric Revenue (MBIA),
6.00%, 1/01/10	300	307,029

		4,009,009

Ohio — 0.5%
Ohio State Water Development Authority, Refunding, RB, FirstEnergy, Series A,
5.88%, 6/01/16(c)	1,700	1,731,586

Pennsylvania — 3.7%
Delaware Valley Regional Financial Authority, RB,
5.75%, 7/01/32	10,000	10,566,700
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project,
6.20%, 4/01/39	1,000	1,030,870
Various, Allegheny Energy Supply Co.,
7.00%, 7/15/39	2,000	2,014,240

		13,611,810

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC),
7.00%, 5/15/39	1,350	1,480,370
Lifespan Obligation (MBIA),
5.50%, 5/15/16	200	200,002

		1,680,372

Texas — 12.1%
Brazos River Harbor Navigation District, RB, The Dow Chemical, Series A, Remarketed, AMT,
5.50%, 6/15/11	3,000	3,037,740
City of Austin Texas, Water & Sewer RB, Series A,
5.13%, 11/15/29	2,000	2,039,400
City of Houston Texas, Refunding, GO, Public Improvement, Series A,
5.25%, 3/01/28	5,000	5,197,250
City of Houston Texas, Refunding, RB, Combined, First Lien, Series A, (AGC),
6.00%, 11/15/35	4,800	5,209,296
City of San Antonio Texas, Refunding, RB, Series A,
5.25%, 2/01/31	1,000	1,024,170
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	2,295	2,399,537
Grand Prairie ISD Texas, GO, Capital Appreciation, Series A, (PSF-GTD),
5.80%, 8/15/11(f)	2,000	2,201,760
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System:
Series B, 7.13%, 12/01/31	1,500	1,605,495
Series B, 7.25%, 12/01/35	500	535,895
Harris County Hospital District, Refunding, RB, Senior Lien, Series A, (MBIA),
5.13%, 2/15/32	6,005	5,561,471
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed,
6.30%, 11/01/29	1,475	1,504,883
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F,
6.13%, 1/01/31	10,000	10,103,900
State of Texas, Refunding, GO, Water Financial Assistance,
5.75%, 8/01/22	3,445	3,538,670

		43,959,467

Utah — 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospital, Inc., Series A,
8.13%, 5/15/15	80	94,136

Virginia — 0.4%
Reynolds Crossing Community Development Authority, Special Assessment, Reynolds Crossing Project,
5.10%, 3/01/21	1,000	813,660
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	1,000	833,300

		1,646,960

Washington — 7.2%
City of Seattle Washington, Refunding & Improvement, RB,
5.25%, 2/01/33	3,750	3,862,125
Pierce County School District No. 416 White River, Washington, GO (School Board Guaranty),
6.00%, 12/01/10(f)	5,345	5,749,403
State of Washington, GO, Series B,
6.00%, 1/01/10(f)	14,000	14,390,460
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	2,000	2,092,880

		26,094,868

Guam — 0.3%
Territory of Guam, GO, Series A,
7.00%, 11/15/39	950	938,115

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.50%, 8/01/44	5,000	5,186,800

Total Municipal Bonds — 89.5%		326,157,012

Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 3.7%
New York State Dormitory Authority, RB, Education, Series B,
5.75%, 3/15/36	3,000	3,209,250
New York State Environmental Facility Corp., RB, State Clean Water & Drinking Revolving Municipal Water,
5.00%, 6/15/28	10,000	10,128,600

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7%		13,337,850

Total Long-Term Investments (Cost — $341,569,089) — 93.2%		339,497,029

Short-Term Securities
California — 4.1%
Los Angeles County Metropolitan Transportation Authority, Refunding, RB, Proposition C, Second Senior, Series A, (MBIA),
2.00%, 7/07/09(h)	15,000	15,000,000

New York — 1.2%
Babylon Industrial Development Agency, New York, Refunding, RB, Ogden Martin Project (FSA),
1.40%, 7/07/09(h)	4,175	4,175,000

See Notes to Financial Statements.

16	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Short-Term Securities
Pennsylvania — 2.6%
City of Philadelphia Pennsylvania, Refunding, GO, Multi-Modal, Series B, (FSA),
3.50%, 7/07/09(h)	$9,455	$9,455,000

	Shares
Money Market Funds — 1.6%
FFI Institutional Tax-Exempt Fund,
0.41%(i)(j)	5,750,000	5,750,000
Wilmington Tax-Free Money Market Fund,
0.01%(j)	62,142	62,142

		5,812,142

Total Short-Term Securities (Cost — $34,442,142) — 9.5%		34,442,142

Total Investments (Cost — $376,011,231*) — 102.7%		373,939,171
Liabilities in Excess of Other Assets — (0.8)%		(2,725,709)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (1.9)%		(7,007,948)

Net Assets — 100.0%		$364,205,514

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$368,370,299

Gross unrealized appreciation	$10,695,407
Gross unrealized depreciation	(12,126,535)

Net unrealized depreciation	$(1,431,128)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(h)	Security may have a maturity of more than one year at a time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	(23,100,000)	$280,622

(j)	Represents the current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short-Term Securities	$5,812,142
Level 2:
Long-Term Investments[1]	339,497,029
Short-Term Securities	28,630,000

Total Level 2	368,127,029

Level 3	—

Total	$373,939,171

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	17

Schedule of Investments June 30, 2009	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Delaware — 60.7%
Corporate — 9.9%
Delaware State EDA, Refunding, PCRB, Delmarva Project, Series B, (AMBAC),
5.20%, 2/01/19	$1,000	$996,600

Delaware State EDA, Refunding, RB, Exempt Facilities, Delmarva, Series D, AMT,
5.65%, 7/01/28(a)	3,850	3,943,902

		4,940,502

County/City/Special District/School District — 4.3%
County of New Castle Delaware, GO, Series A,
5.00%, 7/15/24	2,000	2,157,600

Health — 15.7%
Delaware State EDA, Refunding, RB, First Mortgage, Gilpin, (ACA),
5.63%, 7/01/19	2,000	1,614,580

Delaware State Health Facilities Authority, RB:
Christiana Care Health Services, (AMBAC),
5.25%, 10/01/12	1,500	1,564,005
Health System Catholic Health East, Series D,
5.13%, 11/15/24	1,750	1,671,897
Health System Catholic Health East, Series D,
5.25%, 11/15/28	2,225	2,103,315

Delaware State Health Facilities Authority, Refunding, RB, Beebe Medical Center Project, Series A,
5.50%, 6/01/24	1,000	864,080

		7,817,877

Housing — 7.5%
Delaware State Housing Authority, RB:
M/F Mortgage, Series A,
5.40%, 7/01/24	1,600	1,641,456
Senior S/F Mortgage, Series A, (FSA), AMT,
5.40%, 1/01/34	510	491,232
Senior S/F Mortgage, Series A, (MBIA), AMT,
5.90%, 7/01/20	600	614,568

Delaware State Housing Authority, Refunding, RB, M/F Mortgage, Series C, (HUD Section 8),
7.38%, 1/01/15	1,115	1,004,682

		3,751,938

State — 5.5%
Delaware State EDA, RB, Delaware Technology Park University of Delaware Project, (AMBAC),
6.00%, 2/01/10(b)	1,000	1,042,860

State of Delaware, Refunding, GO, Series C,
5.00%, 3/01/23	1,500	1,698,165

		2,741,025

Transportation — 11.7%
Delaware River & Bay Authority, RB, (MBIA),
5.25%, 1/01/13(b)	1,000	1,122,400

Delaware Transportation Authority, Senior RB:
5.00%, 7/01/27	500	525,720
Series A, 4.38%, 7/01/28	2,000	1,939,940

Wilmington Parking Authority, RB:
(FSA), 5.25%, 9/15/14	1,500	1,682,145
(FSA), 5.25%, 9/15/15	500	562,155

		5,832,360

Utilities — 6.1%
Delaware State EDA, RB, Water, United Water Delaware, Inc. Project, (AMBAC), AMT,
6.20%, 6/01/25	1,000	1,000,340

Delaware State Solid Waste Authority, RB, (MBIA),
5.00%, 6/01/23	2,000	2,042,120

		3,042,460

		30,283,762

Multi-State — 9.5%
Housing — 9.5%
Centerline Equity Issuer Trust:
6.63%, 7/15/09(c)(d)	1,000	1,000,000
7.60%, 11/30/10(c)(d)	1,000	1,045,790

Munimae Tax-Exempt Bond Subsidiary LLC:
7.75%, 11/01/10(a)(c)(d)	2,000	1,299,620
7.50%, 6/30/49(a)(c)(d)	2,000	1,399,620

		4,745,030

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30:
Series A, 5.63%, 12/01/29	100	95,954
Series A, 5.75%, 12/01/34	100	97,518

		193,472

Utilities — 0.5%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	320	279,568

		473,040

Puerto Rico — 23.9%
State — 8.7%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series A, (AMBAC),
5.38%, 6/01/14	1,575	1,780,081

Puerto Rico Sales Tax Financing Corp., RB:
First, Sub-Series A, 6.38%, 8/01/39	2,000	2,054,480
Series A, 5.25%, 8/01/49	500	470,130

		4,304,691

Transportation — 2.2%
Puerto Rico Highway & Transportation Authority, Refunding, RB:
Series CC, 5.50%, 7/01/31	1,000	903,250
Series CC, (FSA), 5.25%, 7/01/36	200	194,104

		1,097,354

Utilities — 13.0%
Puerto Rico Electric Power Authority, RB, Series TT,
5.00%, 7/01/32	1,500	1,307,430

Puerto Rico Infrastructure Financing Authority, SO:
Series A, 5.38%, 10/01/10	1,000	1,067,460
Series A, 5.50%, 10/01/10	3,850	4,115,688

		6,490,578

		11,892,623

Total Municipal Bonds — 95.0%		47,394,455

See Notes to Financial Statements.

18	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Puerto Rico — 4.3%
Utilities — 4.3%
Puerto Rico Infrastructure Financing Authority, SO,
5.50%, 10/01/18(e)	$2,000	$2,138,020

Total Long-Term Investments (Cost — $50,943,478) — 99.3%		49,532,475

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.41%(f)(g)	700,000	700,000
Wilmington Tax-Free Money Market Fund,
0.01%(g)	116	116

Total Short-Term Securities (Cost — $700,116) — 1.4%		700,116

Total Investments (Cost — $51,643,594*) — 100.7%		50,232,591
Other Assets in Excess of Liabilities — 1.3%		626,099
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%		(1,002,117)

Net Assets — 100.0%		$49,856,573

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$50,570,063

Gross unrealized appreciation	$1,411,649
Gross unrealized depreciation	(2,749,121)

Net unrealized depreciation	$(1,337,472)

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	(2,200,000)	$32,501

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short-Term Securities	$700,116
Level 2 - Long-Term Investments[1]	49,532,475
Level 3	—

Total	$50,232,591

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	19

Schedule of Investments June 30, 2009	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 76.2%
Corporate — 2.7%
County of Owen Kentucky, RB, American Water Co. Project, Series A,
6.25%, 6/01/39	$1,000	$1,008,020

Trimble County Kentucky Environmental Facilities, RB, (AMBAC), AMT,
6.00%, 3/01/37	1,000	855,700

		1,863,720

County/City/Special District/School District — 19.6%
Bowling Green ISD Finance Corp., Kentucky, RB:
5.75%, 1/01/18	1,050	1,079,032
5.75%, 1/01/20	1,135	1,166,383

County of Hopkins Kentucky, GO, Detention Facility Project, (FGIC),
5.75%, 2/01/10(a)	1,800	1,874,520

County of Kenton Kentucky, GO, Public Project,
4.63%, 4/01/34	2,000	1,880,520

County of Taylor Kentucky, GO, Detention Facility Project, (CIFG),
4.50%, 9/01/32	1,000	872,200

Jefferson County School District Finance Corp., Kentucky, Refunding, RB, Series A, (FSA),
5.25%, 1/01/14	2,000	2,000,260

Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB,
5.38%, 11/01/23	3,000	3,198,120

Lexington-Fayette Urban County Government, GO, Series A,
5.75%, 2/01/20	1,500	1,547,505

		13,618,540

Health — 14.6%
County of Warren Kentucky, Refunding, RB, Community Hospital Corp. Project, Series A,
5.00%, 8/01/29	1,000	844,910

Kentucky Economic Development Finance Authority, Kentucky, RB:
Baptist Healthcare System, Series A,
5.38%, 8/15/24	1,995	2,053,753
Baptist Healthcare System, Series A,
5.63%, 8/15/27	1,000	1,034,650
Norton Healthcare, Series A,
6.63%, 10/01/10(a)	1,370	1,479,559
Norton Healthcare, Series A,
6.63%, 10/01/28	380	378,111

Louisville & Jefferson County Metropolitan Government, RB:
Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	2,000	1,988,000
Norton Health Care, Inc.,
5.25%, 10/01/36	2,750	2,391,950

		10,170,933

Housing — 1.9%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	1,000	1,018,310
Series F, (FHA), AMT, 5.45%, 1/01/32	295	287,906

		1,306,216

State — 3.0%
Kentucky Economic Development Finance Authority, Kentucky, RB, Sub-Series A-1,
6.00%, 12/01/33	1,000	1,026,320

Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB, Project No. 93, (AGC),
5.25%, 2/01/29	1,000	1,033,430

		2,059,750

Transportation — 17.7%
Kentucky Turnpike Authority, Kentucky, RB, Revitalization Projects:
Series A, 5.00%, 7/01/27	1,000	1,030,700
Series A, 5.00%, 7/01/28	500	510,540
Series A, 5.00%, 7/01/29	1,000	1,014,950

Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC),
5.50%, 7/01/15	1,000	1,144,670

Louisville & Jefferson County Regional Airport Authority, Kentucky, RB:
Airis Louisville LLC Project, Series A, AMT,
5.50%, 3/01/19	3,000	2,553,510
Series A, (FSA), AMT,
5.75%, 7/01/15	1,755	1,813,810

Louisville Kentucky Regional Airport Authority, Refunding, RB, (AMBAC),
5.00%, 7/01/18	4,345	4,248,063

		12,316,243

Utilities — 16.7%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC),
5.00%, 9/15/26	1,005	1,039,411

Frankfort Electric & Water Plant Board, Kentucky, Electric & Water RB, (AMBAC),
5.60%, 12/01/19	1,045	1,063,099

Lexington-Fayette Urban County Government, RB, Series A,
5.00%, 7/01/21	1,935	2,005,782

Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB:
Series A, (BHAC-CR, FGIC), 5.00%, 5/15/38	1,000	1,003,400
Series A, (MBIA, FGIC), 5.75%, 5/15/33	3,750	3,773,663

Louisville Waterworks Board, Kentucky, RB, Louisville Water Co., (FSA),
5.25%, 11/15/16	2,590	2,720,329

		11,605,684

		52,941,086

Multi-State — 9.4%
Housing — 9.4%
Centerline Equity Issuer Trust:
6.63%, 7/15/09(b)(c)	1,000	1,000,000
7.60%, 11/30/10(b)(c)	4,000	4,183,160

Munimae Tax-Exempt Bond Subsidiary LLC,
7.75%, 11/01/10(b)(c)(d)	2,000	1,299,620

		6,482,780

Guam — 0.7%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	300	287,862

See Notes to Financial Statements.

20	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (continued)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Guam (concluded)
Utilities — 0.3%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	$220	$192,203

		480,065

Puerto Rico — 9.6%
State — 4.4%
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	3,000	3,081,720

Transportation — 3.7%
Puerto Rico Highway & Transportation Authority, Refunding, RB, Series CC, (AGC),
5.50%, 7/01/31	2,500	2,538,425

Utilities — 1.5%
Puerto Rico Infrastructure Financing Authority, SO, Series A,
5.38%, 10/01/10	1,000	1,067,460

		6,687,605

Total Municipal Bonds — 95.9%		66,591,536

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Kentucky — 2.8%
County/City/Special District/School District — 2.8%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A,
5.38%, 12/01/39	2,000	1,978,374

Puerto Rico — 3.1%
Utilities — 3.1%
Puerto Rico Infrastructure Financing Authority, SO,
5.50%, 10/01/18(e)	2,000	2,138,020

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.9%		4,116,394

Total Long-Term Investments (Cost — $71,438,707) — 101.8%		70,707,930

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.41%(f)(g)	200,000	200,000
Wilmington Tax-Free Money Market Fund,
0.01%(g)	77,721	77,721

Total Short-Term Securities (Cost — $277,721) — 0.4%		277,721

Total Investments (Cost — $71,716,428*) — 102.2%		70,985,651
Other Assets in Excess of Liabilities — 1.2%		837,284
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (3.4)%		(2,352,413)

Net Assets — 100.0%		$69,470,522

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$69,193,445

Gross unrealized appreciation	$2,073,715
Gross unrealized depreciation	(2,616,509)

Net unrealized depreciation	$(542,794)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	(400,000)	$21,227

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	21

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short-Term Securities	$277,721
Level 2 - Long-Term Investments[1]	70,707,930
Level 3	—

Total	$70,985,651

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments June 30, 2009	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 4.4%
Housing — 4.4%
Centerline Equity Issuer Trust:
6.63%, 7/15/09(a)(b)	$1,000	$1,000,000
7.60%, 11/30/10(a)(b)	1,000	1,045,790

Munimae Tax-Exempt Bond Subsidiary LLC:
7.75%, 11/01/10(a)(b)(c)	2,000	1,299,620
7.50%, 6/30/49(a)(b)(c)	2,000	1,399,620

		4,745,030

Ohio — 72.9%
Corporate — 2.7%
Ohio Air Quality Development Authority, RB, Ohio Power, AMT,
7.13%, 6/01/41(c)	1,000	1,019,350

Ohio Air Quality Development Authority, Refunding, PCRB, FirstEnergy, Series C,
5.63%, 6/01/18	1,000	1,001,200

State of Ohio, Refunding, RB, USX Corp. Project,
5.63%, 5/01/29	1,000	904,160

		2,924,710

County/City/Special District/School District — 28.5%
City of Brunswick Ohio, GO, Special Assessment,
6.30%, 12/01/14	140	143,074

City of Cincinnati Ohio, RB, Madison Circle Project, Series C,
5.00%, 11/01/32	1,750	1,716,802

City of Cleveland Ohio, GO, Various Purpose, Series A, (AGC),
5.00%, 12/01/29	1,000	1,008,160

City of Mason Ohio, GO, Various Purpose, Limited Tax,
4.25%, 12/01/27	1,000	976,230

County of Franklin Ohio, GO, Various Purpose,
5.00%, 12/01/31	1,500	1,542,495

County of Hamilton Ohio, RB, Sub-Series B, (AMBAC),
5.25%, 12/01/32	1,015	961,317

Fairfield City School District, GO,
7.45%, 12/01/14	1,000	1,135,900

Mason City School District, Refunding, GO, (MBIA, FGIC),
5.00%, 12/01/15	3,000	3,359,250

Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	1,500	1,522,455
(AGC), 5.00%, 12/01/29	1,035	1,050,494
(AGC), 4.75%, 12/01/36	1,000	947,170

Monroe Local School District, Refunding, GO, School Improvement, (AMBAC),
5.50%, 12/01/25	1,835	1,997,196

New Albany Community Authority, RB, Series B, (AMBAC),
5.13%, 10/01/21	2,750	2,784,595

Northwestern Local School District Wayne & Ashland Counties, GO, School Improvement, (MBIA, FGIC),
7.20%, 12/01/10	165	168,732

Olentangy Local School District, GO, School Facilities Construction & Improvement,
5.00%, 12/01/36	1,700	1,714,535

State of Ohio, GO, Infrastructure Improvement,
5.35%, 8/01/14	2,380	2,720,102

Sylvania City School District, GO, School Improvement, (AGC),
5.25%, 12/01/36	1,500	1,514,445

Vandalia Butler City School District, GO, School Improvement,
5.13%, 12/01/37	3,000	3,003,330

West Muskingum Local School District, GO, School Facilities Construction & Improvement, (MBIA, FGIC),
5.00%, 12/01/24	3,000	2,866,290

		31,132,572

Education — 19.6%
Cleveland State University, RB, (MBIA, FGIC),
5.00%, 6/01/34	3,000	2,904,780

Ohio State Higher Educational Facility Commission Higher Educational, RB, Denison University Project,
5.13%, 11/01/11(d)	3,000	3,311,790

Ohio State University, RB:
Series A, 5.25%, 12/01/18	3,290	3,511,121
Series A, 5.00%, 12/01/26	5,000	5,229,150

State of Ohio, RB, Denison University 2007 Project,
5.00%, 11/01/32	2,500	2,542,450

State of Ohio, Refunding, RB, Case Western Reserve,
5.00%, 12/01/33	2,000	1,950,360

University of Cincinnati, RB, Series A, (MBIA, FGIC),
5.00%, 6/01/31	2,000	1,955,640

		21,405,291

Health — 3.2%
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D,
6.13%, 10/01/28	1,000	1,057,380

County of Scioto Ohio, RB, Southern Ohio Medical Center,
5.75%, 2/15/38	1,000	922,450

Ohio State Higher Educational Facility Commission Hospital, RB, University Hospital Health System, Inc., Series A,
4.50%, 1/15/31	2,000	1,539,700

		3,519,530

Housing — 4.6%
Ohio Housing Finance Agency, Ohio Mortgage Backed Securities, RB, Series J, (GNMA, FNMA, FHLMC),
6.13%, 9/01/28	2,500	2,673,925

Ohio Housing Finance Agency, Ohio, RB:
Series A, (FSA), 5.00%, 4/01/27	2,000	2,046,300
Wind River Apartments Project, Series A,
(GNMA), AMT, 5.55%, 11/01/18	300	300,810

		5,021,035

Tobacco — 0.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed Senior Turbo:
Series A-2, 5.88%, 6/01/47	1,400	788,228
Series A-2, 6.50%, 6/01/47	250	153,725

		941,953

Transportation — 2.8%
County of Scioto Ohio, Refunding, RB, Norfolk Southern Corp. Project,
5.30%, 8/15/13(c)	3,000	3,000,150

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	23

Schedule of Investments (continued)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Utilities — 10.6%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A,
5.25%, 2/15/25	$1,500	$1,541,790

City of Cincinnati Ohio, RB, Series B,
5.00%, 12/01/32	2,000	2,039,860

City of Cleveland Ohio, RB, Series B-1,
5.00%, 11/15/38	2,000	1,874,320

City of Columbus, Ohio System RB:
Series A, 4.50%, 6/01/29	2,000	1,958,700
Series A, 4.25%, 6/01/30	1,270	1,200,366

County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District, Series B, (MBIA),
5.00%, 12/01/16	2,720	2,997,549

		11,612,585

		79,557,826

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	400	383,816

Utilities — 0.5%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	675	589,714

		973,530

Puerto Rico — 15.6%
County/City/Special District/School District — 4.7%
Commonwealth of Puerto Rico, Refunding, GO, (FGIC),
5.50%, 7/01/11	5,000	5,181,600

State — 7.7%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E,
5.50%, 2/01/12(d)	2,990	3,277,817

Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	5,000	5,136,200

		8,414,017

Transportation — 2.2%
Puerto Rico Highway & Transportation Authority, RB,
5.00%, 7/01/18	2,500	2,420,775

Utilities — 1.0%
Puerto Rico Infrastructure Financing Authority, SO, Series A,
5.38%, 10/01/10	1,000	1,067,460

		17,083,852

Total Municipal Bonds — 93.8%		102,360,238

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Ohio — 4.8%
Health — 4.8%
County of Montgomery Ohio, RB, (FSA),
5.00%, 10/01/41	2,000	1,834,718
Ohio Higher Educational Facilities Commission, RB, Cleveland Clinic Health Project,
5.25%, 1/01/33	3,400	3,400,000

		5,234,718

Puerto Rico — 2.0%
Utilities — 2.0%
Puerto Rico Infrastructure Financing Authority SO,
5.50%, 10/01/18	2,000	2,138,020

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8%		7,372,738

Total Long-Term Investments (Cost — $110,061,482) — 100.6%		109,732,976

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund,
0.21%(f)(g)	2,228,499	2,228,499
Wilmington Tax-Free Money Market Fund,
0.01%(g)	34,664	34,664

Total Short-Term Securities (Cost — $2,263,163) — 2.1%		2,263,163

Total Investments (Cost — $112,324,645*) — 102.7%		111,996,139
Other Assets in Excess of Liabilities — 0.7%		798,130
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (3.4)%		(3,708,962)

Net Assets — 100.0%		$109,085,307

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$108,696,844

Gross unrealized appreciation	$3,155,063
Gross unrealized depreciation	(3,550,768)

Net unrealized depreciation	$(395,705)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 to the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

24	ANNUAL REPORT	JUNE 30, 2009

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Ohio Municipal Money Fund	(2,763,687)	$36,232

(g)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short-Term Securities	$2,263,163
Level 2 - Long-Term Investments[1]	109,732,976
Level 3	—

Total	$111,996,139

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	25

Statements of Assets and Liabilities

June 30, 2009	AMT-Free Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio	Ohio Municipal Bond Portfolio
Assets
Investments at value - unaffiliated[1]	$368,189,171	$49,532,591	$70,785,651	$109,767,640
Investments at value - affiliated[2]	5,750,000	700,000	200,000	2,228,499
Cash	—	—	38,751	—
Investments sold receivable	1,010,000	—	—	—
Interest and dividends receivable	5,415,327	858,944	1,093,521	1,211,685
Capital shares sold receivable	555,679	21,285	14,878	41,797
Dividends receivable - affiliated	2,895	513	318	—
Receivable from advisor	12	426	344	1,064
Prepaid expenses	42,106	8,246	11,622	12,228

Total assets	380,965,190	51,122,005	72,145,085	113,262,913

Accrued Liabilities
Investments purchased payable	7,735,471	—	—	—
Income dividends payable	1,279,515	142,113	235,593	347,829
Capital shares redeemed payable	503,102	48,820	9,423	16,216
Investment advisory fees payable	85,802	10,571	15,567	30,499
Other affiliates payable	48,460	7,903	8,324	11,631
Service and distribution fees payable	18,902	10,633	7,526	11,503
Interest expense and fees payable	7,948	2,117	17,413	13,962
Officer’s and Trustees’ fees payable	6,969	4,599	4,774	5,024
Other accrued expenses payable	73,507	38,676	40,943	45,942

Total accrued liabilities	9,759,676	265,432	339,563	482,606

Other Liabilities
Trust certificates[3]	7,000,000	1,000,000	2,335,000	3,695,000

Total Liabilities	16,759,676	1,265,432	2,674,563	4,177,606

Net Assets	$364,205,514	$49,856,573	$69,470,522	$109,085,307

Net Assets Consist of
Paid-in capital	$390,719,136	$52,729,421	$73,407,719	$111,850,319
Undistributed net investment income	1,043,637	294,008	685,300	373,518
Accumulated net realized loss	(25,485,199)	(1,755,853)	(3,891,720)	(2,810,024)
Net unrealized appreciation/depreciation	(2,072,060)	(1,411,003)	(730,777)	(328,506)

Net Assets	$364,205,514	$49,856,573	$69,470,522	$109,085,307

[1] Investments at cost - unaffiliated	$370,261,231	$50,943,594	$71,516,428	$110,096,146
[2] Investments at cost - affiliated	$5,750,000	$700,000	$200,000	$2,228,499
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

26	ANNUAL REPORT	JUNE 30, 2009

Statements of Assets and Liabilities (concluded)

June 30, 2009	AMT-Free Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio	Ohio Municipal Bond Portfolio
Net Asset Value
BlackRock:
Net assets	$12,553,907	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,235,992	—	—	—
Net asset value	$10.16	$—	$—	$—
Institutional:
Net assets	$301,817,276	$29,384,362	$52,848,082	$86,158,280
Shares outstanding, unlimited number of shares authorized, $0.001 par value	29,718,095	3,206,064	5,958,443	8,677,913
Net asset value	$10.16	$9.17	$8.87	$9.93
Service:
Net assets	$1,820,295	$—	$148,582	$2,665,376
Shares outstanding, unlimited number of shares authorized, $0.001 par value	179,368	—	16,738	268,141
Net asset value	$10.15	$—	$8.88	$9.94
Investor A:
Net assets	$31,306,886	$10,074,202	$9,841,471	$9,612,079
Shares outstanding, unlimited number of shares authorized, $0.001 par value	3,081,718	1,098,522	1,109,585	967,977
Net asset value	$10.16	$9.17	$8.87	$9.93
Investor B:
Net assets	$1,793,317	$3,266,995	$1,129,474	$2,457,690
Shares outstanding, unlimited number of shares authorized, $0.001 par value	176,553	356,144	127,320	247,447
Net asset value	$10.16	$9.17	$8.87	$9.93
Investor C:
Net assets	$14,913,833	$7,131,014	$5,502,913	$8,191,882
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,468,338	777,525	618,937	824,417
Net asset value	$10.16	$9.17	$8.89	$9.94

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	27

Statements of Operations

Year Ended June 30, 2009	AMT-Free Municipal Bond Portfolio	Delaware Municipal Bond Portfolio	Kentucky Municipal Bond Portfolio	Ohio Municipal Bond Portfolio
Investment Income
Interest	$18,175,351	$2,723,898	$3,826,101	$5,295,499
Dividends - affiliated	280,622	32,501	21,227	36,232
Dividends	720	445	469	441

Total income	18,456,693	2,756,844	3,847,797	5,332,172

Expenses
Investment advisory	1,695,661	287,924	388,987	527,822
Administration	254,349	39,262	53,044	79,173
Service and distribution - class specific	156,797	125,877	92,295	129,574
Professional	116,970	62,029	63,720	76,880
Administration - class specific	84,738	13,089	17,679	26,386
Printing	77,043	12,656	15,730	24,489
Registration	71,208	11,166	17,716	13,400
Officer and Trustees	33,210	22,205	22,816	24,609
Transfer agent - class specific	31,675	13,639	8,441	16,974
Custodian	24,756	4,534	7,880	9,441
Miscellaneous	41,591	13,146	15,426	18,977

Total expenses excluding interest expense and fees	2,587,998	605,527	703,734	947,725
Interest expense and fees[1]	74,795	3,950	6,704	45,373

Total expenses	2,662,793	609,477	710,438	993,098
Less fees waived by advisor	(788,963)	(113,416)	(162,014)	(143,251)
Less administration fees waived - class specific	(2,936)	(4,332)	(1,961)	(23,040)
Less transfer agent fees waived - class specific	—	(341)	(32)	(272)
Less transfer agent fees reimbursed - class specific	(134)	(5,636)	(2,679)	(9,358)

Total expenses after fees waived and reimbursed	1,870,760	485,752	543,752	817,177

Net investment income	16,585,933	2,271,092	3,304,045	4,514,995

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,411,905)	(25,941)	(293,267)	(325,255)
Financial futures contracts	—	13,130	31,881	130,590

	(5,411,905)	(12,811)	(261,386)	(194,665)

Net change in unrealized appreciation/depreciation on investments	(3,262,857)	(2,017,850)	(1,187,797)	(1,409,400)

Total realized and unrealized loss	(8,674,762)	(2,030,661)	(1,449,183)	(1,604,065)

Net Increase in Net Assets Resulting from Operations	$7,911,171	$240,431	$1,854,862	$2,910,930

1	Related to tender option bond trusts.

See Notes to Financial Statements.

28	ANNUAL REPORT	JUNE 30, 2009

Statements of Changes in Net Assets

	AMT-Free Municipal Bond Portfolio			Delaware Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Operations
Net investment income	$16,585,933	$11,921,384	$14,904,219	$2,271,092	$2,021,944	$2,585,325
Net realized gain (loss)	(5,411,905)	(1,438,972)	(712,024)	(12,811)	1,322,921	(229,712)
Net change in unrealized appreciation/depreciation	(3,262,857)	(6,967,608)	(6,611,974)	(2,017,850)	(2,727,966)	(674,964)

Net increase in net assets resulting from operations	7,911,171	3,514,804	7,580,221	240,431	616,899	1,680,649

Dividends and Distributions to Shareholders From
Net investment income:
BlackRock	(582,225)	(791,978)	(2,470,313)	—	—	—
Institutional	(14,446,041)	(9,921,649)	(11,793,357)	(1,477,200)	(1,268,037)	(1,557,888)
Service	(79,929)	(54,814)	(46,544)	—	—	—
Investor A	(952,985)	(331,722)	(377,202)	(426,541)	(341,093)	(422,321)
Investor B	(98,979)	(89,093)	(125,337)	(126,658)	(114,654)	(176,955)
Investor C	(374,057)	(113,546)	(96,795)	(240,318)	(197,576)	(268,982)
Net realized gain:
BlackRock	—	(39,435)	—	—	—	—
Institutional	—	(472,230)	—	—	(52,108)	—
Service	—	(3,110)	—	—	—	—
Investor A	—	(16,236)	—	—	(14,964)	—
Investor B	—	(4,705)	—	—	(6,155)	—
Investor C	—	(6,749)	—	—	(10,618)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(16,534,216)	(11,845,267)	(14,909,548)	(2,270,717)	(2,005,205)	(2,426,146)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	46,159,964	14,466,366	(33,460,379)	(6,031,287)	(441,776)	(4,875,342)

Net Assets
Total increase (decrease) in net assets	37,536,919	6,135,903	(40,789,706)	(8,061,573)	(1,830,082)	(5,620,839)
Beginning of period	326,668,595	320,532,692	361,322,398	57,918,146	59,748,228	65,369,067

End of period	$364,205,514	$326,668,595	$320,532,692	$49,856,573	$57,918,146	$59,748,228

End of period undistributed net investment income	$1,043,637	$995,665	$919,626	$294,008	$293,643	$276,904

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	29

Statements of Changes in Net Assets (concluded)

	Kentucky Municipal Bond Portfolio			Ohio Municipal Bond Portfolio
Increase (Decrease) in Net Assets:	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30, 2007
Operations
Net investment income	$3,304,045	$3,160,959	$4,373,200	$4,514,995	$3,497,286	$4,597,981
Net realized gain (loss)	(261,386)	(1,033,497)	315,540	(194,665)	(227,486)	1,280,524
Net change in unrealized appreciation/depreciation	(1,187,797)	(1,482,751)	(3,120,314)	(1,409,400)	(2,327,076)	(3,355,397)

Net increase in net assets resulting from operations	1,854,862	644,711	1,568,426	2,910,930	942,724	2,523,108

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,628,841)	(2,297,075)	(4,432,021)	(3,723,415)	(2,821,418)	(3,636,795)
Service	(9,732)	(9,047)	(13,927)	(84,527)	(61,195)	(47,053)
Investor A	(395,019)	(372,218)	(610,931)	(346,892)	(229,069)	(287,438)
Investor B	(48,013)	(42,137)	(91,056)	(105,797)	(116,423)	(184,932)
Investor C	(218,922)	(182,482)	(224,702)	(236,676)	(152,001)	(214,444)
Net realized gain:
Institutional	—	(163,629)	—	—	(215,201)	—
Service	—	(675)	—	—	(4,522)	—
Investor A	—	(29,682)	—	—	(17,900)	—
Investor B	—	(3,826)	—	—	(12,088)	—
Investor C	—	(15,926)	—	—	(15,287)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(3,300,527)	(3,116,697)	(5,372,637)	(4,497,307)	(3,645,104)	(4,370,662)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(6,700,157)	(25,118,708)	37,242,526	3,843,943	4,482,372	(4,232,863)

Net Assets
Total increase (decrease) in net assets	(8,145,822)	(27,590,694)	33,438,315	2,257,566	1,779,992	(6,080,417)
Beginning of period	77,616,344	105,207,038	71,768,723	106,827,741	105,047,749	111,128,166

End of period	$69,470,522	$77,616,344	$105,207,038	$109,085,307	$106,827,741	$105,047,749

End of period undistributed net investment income	$685,300	$684,081	$641,471	$373,518	$362,576	$540,718

See Notes to Financial Statements.

30	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights	AMT-Free Municipal Bond Portfolio

	BlackRock
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,			Period December 22, 2003[1] to September 30, 2004
			2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$10.99	$11.11	$11.22

Net investment income[2]	0.50	0.39	0.46	0.47	0.49	0.37
Net realized and unrealized loss	(0.29)	(0.26)	(0.22)	(0.06)	(0.17)	(0.10)

Net increase from investment operations	0.21	0.13	0.24	0.41	0.32	0.27

Dividends and distributions from:
Net investment income	(0.50)	(0.37)	(0.46)	(0.47)	(0.44)	(0.38)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.50)	(0.39)	(0.46)	(0.47)	(0.44)	(0.38)

Net asset value, end of period	$10.16	$10.45	$10.71	$10.93	$10.99	$11.11

Total Investment Return
Based on net asset value	2.17%	1.20%[3]	2.27%	3.83%	3.23%	2.46%[3]

Ratios to Average Net Assets
Total expenses	0.73%	0.81%[4]	0.88%	0.88%	0.83%	0.75%[4]

Total expenses after fees waived, reimbursed and paid indirectly	0.47%	0.58%[4]	0.65%	0.64%	0.57%	0.51%[4]

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.45%	0.45%[4]	0.45%	0.45%	0.45%	0.45%[4]

Net investment income	4.98%	4.92%[4]	4.26%	4.35%	4.39%	4.34%[4]

Supplemental Data
Net assets, end of period (000)	$12,554	$11,270	$24,027	$71,890	$85,552	$100,489

Portfolio turnover	89%	69%	88%	66%	87%	69%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	31

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Institutional
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Net investment income[1]	0.50	0.39	0.46	0.46	0.47	0.48
Net realized and unrealized loss	(0.29)	(0.26)	(0.22)	(0.07)	(0.12)	(0.10)

Net increase from investment operations	0.21	0.13	0.24	0.39	0.35	0.38

Dividends and distributions from:
Net investment income	(0.50)	(0.37)	(0.46)	(0.46)	(0.46)	(0.49)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.50)	(0.39)	(0.46)	(0.46)	(0.46)	(0.49)

Net asset value, end of period	$10.16	$10.45	$10.71	$10.93	$11.00	$11.11

Total Investment Return
Based on net asset value	2.14%	1.18%[2]	2.25%	3.65%	3.17%	3.46%

Ratios to Average Net Assets
Total expenses	0.74%	0.81%[3]	0.88%	0.92%	0.95%	0.88%

Total expenses after fees waived, reimbursed and paid indirectly	0.50%	0.60%[3]	0.68%	0.71%	0.72%	0.66%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.48%	0.48%[3]	0.48%	0.52%	0.60%	0.60%

Net investment income	4.94%	4.87%[3]	4.27%	4.26%	4.24%	4.34%

Supplemental Data
Net assets, end of period (000)	$301,817	$293,812	$278,479	$271,641	$295,737	$308,122

Portfolio turnover	89%	69%	88%	66%	87%	69%

See Notes to Financial Statements.

32	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Service
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.44	$10.70	$10.92	$10.99	$11.10	$11.21

Net investment income[1]	0.47	0.37	0.43	0.43	0.44	0.45
Net realized and unrealized loss	(0.29)	(0.26)	(0.22)	(0.08)	(0.12)	(0.10)

Net increase from investment operations	0.18	0.11	0.21	0.35	0.32	0.35

Dividends and distributions from:
Net investment income	(0.47)	(0.34)	(0.43)	(0.42)	(0.43)	(0.46)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.47)	(0.37)	(0.43)	(0.42)	(0.43)	(0.46)

Net asset value, end of period	$10.15	$10.44	$10.70	$10.92	$10.99	$11.10

Total Investment Return
Based on net asset value	1.86%	0.97%[2]	1.91%	3.29%	2.91%	3.16%

Ratios to Average Net Assets
Total expenses	1.01%	1.10%[3]	1.19%	1.62%	1.20%	1.14%

Total expenses after fees waived, reimbursed and paid indirectly	0.77%	0.88%[3]	0.99%	1.07%	0.98%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.75%	0.76%[3]	0.79%	0.88%	0.86%	0.86%

Net investment income	4.66%	4.62%[3]	3.96%	3.91%	3.99%	4.09%

Supplemental Data
Net assets, end of period (000)	$1,820	$1,896	$1,158	$1,249	$2,312	$2,702

Portfolio turnover	89%	69%	88%	66%	87%	69%

1	Based on average shares outstanding.

2	Aggregate total investment return.

3	Annualized.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	33

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor A
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.22

Net investment income[1]	0.47	0.36	0.43	0.43	0.44	0.44
Net realized and unrealized loss	(0.29)	(0.26)	(0.22)	(0.07)	(0.13)	(0.10)

Net increase from investment operations	0.18	0.10	0.21	0.36	0.31	0.34

Dividends and distributions from:
Net investment income	(0.47)	(0.34)	(0.43)	(0.43)	(0.43)	(0.44)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.47)	(0.36)	(0.43)	(0.43)	(0.43)	(0.44)

Net asset value, end of period	$10.16	$10.45	$10.71	$10.93	$11.00	$11.12

Total Investment Return[2]
Based on net asset value	1.84%	0.94%[3]	1.92%	3.35%	2.81%	3.10%

Ratios to Average Net Assets
Total expenses	1.02%	1.13%[4]	1.20%	1.31%	1.30%	1.37%

Total expenses after fees waived, reimbursed and paid indirectly	0.78%	0.92%[4]	0.99%	1.01%	0.98%	1.06%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.76%	0.79%[4]	0.79%	0.82%	0.86%	1.00%

Net investment income	4.64%	4.54%[4]	3.96%	3.97%	3.99%	3.95%

Supplemental Data
Net assets, end of period (000)	$31,307	$12,265	$9,868	$9,713	$8,965	$7,711

Portfolio turnover	89%	69%	88%	66%	87%	69%

See Notes to Financial Statements.

34	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor B
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.11	$11.22

Net investment income[1]	0.47	0.36	0.39	0.35	0.36	0.36
Net realized and unrealized loss	(0.30)	(0.26)	(0.21)	(0.08)	(0.12)	(0.11)

Net increase from investment operations	0.17	0.10	0.18	0.27	0.24	0.25

Dividends and distributions from:
Net investment income	(0.46)	(0.34)	(0.40)	(0.34)	(0.35)	(0.36)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.46)	(0.36)	(0.40)	(0.34)	(0.35)	(0.36)

Net asset value, end of period	$10.16	$10.45	$10.71	$10.93	$11.00	$11.11

Total Investment Return[2]
Based on net asset value	1.80%	0.92%[3]	1.63%	2.55%	2.14%	2.24%

Ratios to Average Net Assets
Total expenses	1.07%	1.16%[4]	1.51%	1.99%	1.96%	2.03%

Total expenses after fees waived, reimbursed and paid indirectly	0.84%	0.95%[4]	1.30%	1.79%	1.73%	1.81%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.82%	0.83%[4]	1.10%	1.60%	1.61%	1.75%

Net investment income	4.63%	4.53%[4]	3.65%	3.20%	3.24%	3.21%

Supplemental Data
Net assets, end of period (000)	$1,793	$2,385	$3,088	$4,168	$4,839	$5,869

Portfolio turnover	89%	69%	88%	66%	87%	69%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	35

Financial Highlights (continued)	AMT-Free Municipal Bond Portfolio

	Investor C
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$10.71	$10.93	$11.00	$11.12	$11.21

Net investment income[1]	0.39	0.30	0.35	0.35	0.36	0.35
Net realized and unrealized loss	(0.29)	(0.26)	(0.22)	(0.07)	(0.13)	(0.08)

Net increase from investment operations	0.10	0.04	0.13	0.28	0.23	0.27

Distributions and dividends from:
Net investment income	(0.39)	(0.28)	(0.35)	(0.35)	(0.35)	(0.36)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.39)	(0.30)	(0.35)	(0.35)	(0.35)	(0.36)

Net asset value, end of period	$10.16	$10.45	$10.71	$10.93	$11.00	$11.12

Total Investment Return[2]
Based on net asset value	1.08%	0.39%[3]	1.16%	2.59%	2.05%	2.33%

Ratios to Average Net Assets
Total expenses	1.77%	1.86%[4]	1.95%	1.95%	1.97%	2.01%

Total expenses after fees waived, reimbursed and paid indirectly	1.53%	1.65%[4]	1.74%	1.75%	1.74%	1.79%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.51%	1.53%[4]	1.54%	1.56%	1.62%	1.73%

Net investment income	3.89%	3.79%[4]	3.22%	3.22%	3.26%	3.17%

Supplemental Data
Net assets, end of period (000)	$14,914	$5,040	$3,913	$2,662	$2,303	$2,918

Portfolio turnover	89%	69%	88%	66%	87%	69%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

36	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Institutional
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.70	$9.82	$9.92	$10.13	$10.23

Net investment income[1]	0.42	0.35	0.43	0.43	0.43	0.47
Net realized and unrealized loss	(0.30)	(0.24)	(0.14)	(0.11)	(0.21)	(0.08)

Net increase from investment operations	0.12	0.11	0.29	0.32	0.22	0.39

Dividends and distributions from:
Net investment income	(0.42)	(0.33)	(0.41)	(0.42)	(0.43)	(0.49)
Net realized gain	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.42)	(0.34)	(0.41)	(0.42)	(0.43)	(0.49)

Net asset value, end of period	$9.17	$9.47	$9.70	$9.82	$9.92	$10.13

Total Investment Return
Based on net asset value	1.38%	1.23%[2]	3.02%	3.34%	2.16%	3.92%

Ratios to Average Net Assets
Total expenses	0.90%	1.74%[3]	2.22%	2.11%	1.67%	1.36%

Total expenses after fees waived, reimbursed and paid indirectly	0.69%	1.53%[3]	2.09%	1.95%	1.45%	1.17%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.68%	0.67%[3]	0.68%	0.69%	0.70%	0.70%

Net investment income	4.57%	4.85%[3]	4.47%	4.43%	4.24%	4.61%

Supplemental Data
Net assets, end of period (000)	$29,384	$36,803	$36,995	$38,044	$46,782	$54,451

Portfolio turnover	7%	58%	11%	5%	8%	3%

1	Based on average shares outstanding.

2	Aggregate total investment return.

3	Annualized.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	37

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor A
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Net investment income[1]	0.40	0.33	0.41	0.40	0.39	0.42
Net realized and unrealized loss	(0.30)	(0.24)	(0.15)	(0.11)	(0.20)	(0.09)

Net increase from investment operations	0.10	0.09	0.26	0.29	0.19	0.33

Dividends and distributions from:
Net investment income	(0.40)	(0.32)	(0.38)	(0.39)	(0.39)	(0.44)
Net realized gain	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.40)	(0.33)	(0.38)	(0.39)	(0.39)	(0.44)

Net asset value, end of period	$9.17	$9.47	$9.71	$9.83	$9.93	$10.13

Total Investment Return[2]
Based on net asset value	1.11%	0.91%[3]	2.74%	3.01%	1.85%	3.35%

Ratios to Average Net Assets
Total expenses	1.20%	2.03%[4]	2.51%	2.47%	2.01%	1.87%

Total expenses after fees waived, reimbursed and paid indirectly	0.96%	1.80%[4]	2.36%	2.26%	1.84%	1.61%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.95%	0.95%[4]	0.95%	1.00%	1.09%	1.14%

Net investment income	4.32%	4.58%[4]	4.20%	4.11%	3.86%	4.16%

Supplemental Data
Net assets, end of period (000)	$10,074	$10,434	$10,448	$11,560	$14,421	$12,895

Portfolio turnover	7%	58%	11%	5%	8%	3%

See Notes to Financial Statements.

38	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor B
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.48	$9.71	$9.83	$9.93	$10.14	$10.24

Net investment income[1]	0.33	0.28	0.34	0.33	0.31	0.35
Net realized and unrealized loss	(0.31)	(0.24)	(0.15)	(0.11)	(0.21)	(0.08)

Net increase from investment operations	0.02	0.04	0.19	0.22	0.10	0.27

Dividends and distributions from:
Net investment income	(0.33)	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)
Net realized gain	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.33)	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)

Net asset value, end of period	$9.17	$9.48	$9.71	$9.83	$9.93	$10.14

Total Investment Return[2]
Based on net asset value	0.30%	0.49%[3]	2.02%	2.26%	0.99%	2.68%

Ratios to Average Net Assets
Total expenses	1.97%	2.81%[4]	3.28%	3.16%	2.67%	2.49%

Total expenses after fees waived, reimbursed and paid indirectly	1.66%	2.50%[4]	3.06%	2.98%	2.59%	2.36%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.65%	1.65%[4]	1.65%	1.72%	1.84%	1.89%

Net investment income	3.62%	3.89%[4]	3.48%	3.40%	3.10%	3.42%

Supplemental Data
Net assets, end of period (000)	$3,267	$3,819	$4,675	$6,213	$7,524	$8,606

Portfolio turnover	7%	58%	11%	5%	8%	3%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	39

Financial Highlights (continued)	Delaware Municipal Bond Portfolio

	Investor C
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.71	$9.83	$9.93	$10.13	$10.24

Net investment income[1]	0.33	0.28	0.34	0.33	0.31	0.35
Net realized and unrealized loss	(0.30)	(0.25)	(0.15)	(0.11)	(0.20)	(0.09)

Net increase from investment operations	0.03	0.03	0.19	0.22	0.11	0.26

Dividends and distributions from:
Net investment income	(0.33)	(0.26)	(0.31)	(0.32)	(0.31)	(0.37)
Net realized gain	—	(0.01)	—	—	—	—

Total dividends and distributions	(0.33)	(0.27)	(0.31)	(0.32)	(0.31)	(0.37)

Net asset value, end of period	$9.17	$9.47	$9.71	$9.83	$9.93	$10.13

Total Investment Return[2]
Based on net asset value	0.40%	0.39%[3]	2.02%	2.26%	1.10%	2.58%

Ratios to Average Net Assets
Total expenses	1.95%	2.79%[4]	3.27%	3.15%	2.67%	2.49%

Total expenses after fees waived, reimbursed and paid indirectly	1.66%	2.50%[4]	3.06%	2.99%	2.60%	2.36%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.65%	1.65%[4]	1.65%	1.73%	1.85%	1.89%

Net investment income	3.61%	3.89%[4]	3.49%	3.41%	3.11%	3.43%

Supplemental Data
Net assets, end of period (000)	$7,131	$6,863	$7,629	$9,551	$13,293	$14,500

Portfolio turnover	7%	58%	11%	5%	8%	3%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

40	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Institutional
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Net investment income[1]	0.42	0.33	0.41	0.46	0.46	0.45
Net realized and unrealized loss	(0.14)	(0.26)	(0.21)	(0.18)	(0.14)	(0.07)

Net increase from investment operations	0.28	0.07	0.20	0.28	0.32	0.38

Dividends and distributions from:
Net investment income	(0.42)	(0.31)	(0.51)	(0.39)	(0.36)	(0.42)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.42)	(0.33)	(0.51)	(0.39)	(0.36)	(0.42)

Net asset value, end of period	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Total Investment Return
Based on net asset value	3.28%	0.75%[2]	2.13%	3.01%	3.35%	4.01%

Ratios to Average Net Assets
Total expenses	0.87%	1.06%[3]	1.19%	1.39%	1.26%	1.05%

Total expenses after fees waived, reimbursed and paid indirectly	0.64%	0.83%[3]	1.02%	1.22%	1.05%	0.86%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.63%	0.62%[3]	0.62%	0.66%	0.70%	0.70%

Net investment income	4.80%	4.86%[3]	4.41%	4.81%	4.69%	4.61%

Supplemental Data
Net assets, end of period (000)	$52,848	$61,330	$80,671	$61,918	$71,188	$78,549

Portfolio turnover	35%	21%	39%	8%	4%	7%

1	Based on average shares outstanding.

2	Aggregate total investment return.

3	Annualized.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	41

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Service
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.59	$9.70	$9.74	$9.78

Net investment income[1]	0.39	0.31	0.39	0.43	0.43	0.43
Net realized and unrealized loss	(0.12)	(0.26)	(0.23)	(0.18)	(0.14)	(0.08)

Net increase from investment operations	0.27	0.05	0.16	0.25	0.29	0.35

Dividends and distributions from:
Net investment income	(0.40)	(0.29)	(0.48)	(0.36)	(0.33)	(0.39)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.40)	(0.31)	(0.48)	(0.36)	(0.33)	(0.39)

Net asset value, end of period	$8.88	$9.01	$9.27	$9.59	$9.70	$9.74

Total Investment Return
Based on net asset value	3.12%	0.54%[2]	1.70%	2.69%	3.04%	3.69%

Ratios to Average Net Assets
Total expenses	1.13%	1.35%[3]	1.51%	1.68%	1.52%	1.33%

Total expenses after fees waived, reimbursed and paid indirectly	0.91%	1.11%[3]	1.34%	1.53%	1.35%	1.16%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.90%	0.90%[3]	0.94%	0.97%	1.00%	1.00%

Net investment income	4.51%	4.56%[3]	4.10%	4.50%	4.38%	4.40%

Supplemental Data
Net assets, end of period (000)	$149	$287	$290	$263	$248	$247

Portfolio turnover	35%	21%	39%	8%	4%	7%

See Notes to Financial Statements.

42	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor A
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Net investment income[1]	0.40	0.32	0.38	0.43	0.42	0.41
Net realized and unrealized loss	(0.14)	(0.27)	(0.21)	(0.18)	(0.14)	(0.07)

Net increase from investment operations	0.26	0.05	0.17	0.25	0.28	0.34

Dividends and distributions from:
Net investment income	(0.40)	(0.29)	(0.48)	(0.36)	(0.32)	(0.38)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.40)	(0.31)	(0.48)	(0.36)	(0.32)	(0.38)

Net asset value, end of period	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Total Investment Return[5]
Based on net asset value	3.00%	0.56%[2]	1.86%	2.68%	2.95%	3.53%

Ratios to Average Net Assets
Total expenses	1.14%	1.33%[3]	1.46%	1.75%	1.61%	1.52%

Total expenses after fees waived, reimbursed and paid indirectly	0.91%	1.10%[3]	1.27%	1.53%	1.44%	1.31%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.90%	0.89%[3]	0.87%	0.97%	1.09%	1.15%

Net investment income	4.54%	4.59%[3]	4.07%	4.50%	4.28%	4.19%

Supplemental Data
Net assets, end of period (000)	$9,841	$8,489	$14,185	$6,240	$6,377	$5,482

Portfolio turnover	35%	21%	39%	8%	4%	7%

1	Based on average shares outstanding.

2	Aggregate total investment return.

3	Annualized.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

5	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	43

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor B
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.01	$9.27	$9.58	$9.69	$9.73	$9.77

Net investment income[1]	0.34	0.27	0.33	0.36	0.35	0.33
Net realized and unrealized loss	(0.14)	(0.27)	(0.22)	(0.18)	(0.14)	(0.07)

Net increase from investment operations	0.20	—	0.11	0.18	0.21	0.26

Dividends and distributions from:
Net investment income	(0.34)	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.34)	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)

Net asset value, end of period	$8.87	$9.01	$9.27	$9.58	$9.69	$9.73

Total Investment Return[2]
Based on net asset value	2.29%	0.02%[3]	1.14%	1.94%	2.18%	2.76%

Ratios to Average Net Assets
Total expenses	1.92%	2.11%[4]	2.24%	2.47%	2.27%	2.18%

Total expenses after fees waived, reimbursed and paid indirectly	1.61%	1.81%[4]	2.00%	2.27%	2.20%	2.05%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.60%	1.60%[4]	1.60%	1.71%	1.85%	1.89%

Net investment income	3.84%	3.89%[4]	3.46%	3.78%	3.55%	3.44%

Supplemental Data
Net assets, end of period (000)	$1,129	$1,431	$1,714	$2,233	$3,578	$3,897

Portfolio turnover	35%	21%	39%	8%	4%	7%

See Notes to Financial Statements.

44	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Kentucky Municipal Bond Portfolio

	Investor C
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.03	$9.29	$9.61	$9.71	$9.76	$9.79

Net investment income[1]	0.34	0.27	0.31	0.36	0.35	0.33
Net realized and unrealized loss	(0.14)	(0.27)	(0.21)	(0.17)	(0.15)	(0.06)

Net increase from investment operations	0.20	—	0.10	0.19	0.20	0.27

Dividends and distributions from:
Net investment income	(0.34)	(0.24)	(0.42)	(0.29)	(0.25)	(0.30)
Net realized gain	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.34)	(0.26)	(0.42)	(0.29)	(0.25)	(0.30)

Net asset value, end of period	$8.89	$9.03	$9.29	$9.61	$9.71	$9.76

Total Investment Return[2]
Based on net asset value	2.28%	0.02%[3]	1.06%	2.04%	2.07%	2.86%

Ratios to Average Net Assets
Total expenses	1.90%	2.11%[4]	2.21%	2.41%	2.27%	2.16%

Total expenses after fees waived, reimbursed and paid indirectly	1.61%	1.81%[4]	1.98%	2.24%	2.21%	2.04%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.60%	1.60%[4]	1.58%	1.68%	1.86%	1.88%

Net investment income	3.82%	3.85%[4]	3.30%	3.75%	3.55%	3.43%

Supplemental Data
Net assets, end of period (000)	$5,503	$6,080	$8,347	$1,115	$938	$1,399

Portfolio turnover	35%	21%	39%	8%	4%	7%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	45

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Institutional
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.08	$10.34	$10.52	$10.64	$10.88	$10.87

Net investment income[1]	0.43	0.35	0.46	0.48	0.48	0.54
Net realized and unrealized loss	(0.15)	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)

Net increase from investment operations	0.28	0.11	0.26	0.35	0.27	0.51

Dividends and distributions from:
Net investment income	(0.43)	(0.34)	(0.44)	(0.47)	(0.51)	(0.50)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.43)	(0.37)	(0.44)	(0.47)	(0.51)	(0.50)

Net asset value, end of period	$9.93	$10.08	$10.34	$10.52	$10.64	$10.88

Total Investment Return
Based on net asset value	2.94%	0.99%[2]	2.54%	3.37%	2.55%	4.82%

Ratios to Average Net Assets
Total expenses	0.81%	1.03%[3]	1.49%	1.42%	1.29%	1.08%

Total expenses after fees waived, reimbursed and paid indirectly	0.64%	0.89%[3]	1.38%	1.27%	1.04%	0.84%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.60%	0.60%[3]	0.60%	0.60%	0.60%	0.60%

Net investment income	4.41%	4.52%[3]	4.45%	4.56%	4.47%	4.97%

Supplemental Data
Net assets, end of period (000)	$86,158	$86,352	$85,200	$87,546	$100,501	$96,730

Portfolio turnover	35%	43%	21%	13%	9%	5%

See Notes to Financial Statements.

46	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Service
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Net investment income[1]	0.41	0.32	0.43	0.44	0.45	0.51
Net realized and unrealized loss	(0.16)	(0.24)	(0.20)	(0.12)	(0.21)	(0.02)

Net increase from investment operations	0.25	0.08	0.23	0.32	0.24	0.49

Dividends and distributions from:
Net investment income	(0.40)	(0.31)	(0.41)	(0.44)	(0.48)	(0.47)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.40)	(0.34)	(0.41)	(0.44)	(0.48)	(0.47)

Net asset value, end of period	$9.94	$10.09	$10.35	$10.53	$10.65	$10.89

Total Investment Return
Based on net asset value	2.63%	0.77%[2]	2.24%	3.06%	2.24%	4.60%

Ratios to Average Net Assets
Total expenses	1.08%	1.30%[3]	1.76%	1.67%	1.54%	1.26%

Total expenses after fees waived, reimbursed and paid indirectly	0.94%	1.18%[3]	1.67%	1.57%	1.34%	1.05%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[4]	0.90%	0.89%[3]	0.89%	0.90%	0.90%	0.81%

Net investment income	4.11%	4.20%[3]	4.14%	4.25%	4.16%	4.74%

Supplemental Data
Net assets, end of period (000)	$2,665	$2,386	$1,765	$1,122	$736	$700

Portfolio turnover	35%	43%	21%	13%	9%	5%

1	Based on average shares outstanding.

2	Aggregate total investment return.

3	Annualized.

4	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	47

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor A
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Net investment income[1]	0.41	0.33	0.44	0.45	0.44	0.49
Net realized and unrealized loss	(0.16)	(0.23)	(0.20)	(0.14)	(0.21)	(0.03)

Net increase from investment operations	0.25	0.10	0.24	0.31	0.23	0.46

Dividends and distributions from:
Net investment income	(0.41)	(0.32)	(0.42)	(0.43)	(0.47)	(0.45)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.41)	(0.35)	(0.42)	(0.43)	(0.47)	(0.45)

Net asset value, end of period	$9.93	$10.09	$10.34	$10.52	$10.64	$10.88

Total Investment Return[2]
Based on net asset value	2.58%	0.90%[3]	2.29%	3.05%	2.14%	4.34%

Ratios to Average Net Assets
Total expenses	1.11%	1.36%[4]	1.81%	1.81%	1.64%	1.58%

Total expenses after fees waived, reimbursed and paid indirectly	0.89%	1.14%[4]	1.63%	1.57%	1.43%	1.31%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	0.85%	0.85%[4]	0.85%	0.90%	0.99%	1.07%

Net investment income	4.15%	4.26%[4]	4.21%	4.26%	4.05%	4.56%

Supplemental Data
Net assets, end of period (000)	$9,612	$7,833	$6,938	$7,557	$8,873	$5,043

Portfolio turnover	35%	43%	21%	13%	9%	5%

See Notes to Financial Statements.

48	ANNUAL REPORT	JUNE 30, 2009

Financial Highlights (continued)	Ohio Municipal Bond Portfolio

	Investor B
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.34	$10.52	$10.64	$10.88	$10.87

Net investment income[1]	0.33	0.27	0.35	0.36	0.36	0.41
Net realized and unrealized loss	(0.17)	(0.24)	(0.20)	(0.13)	(0.21)	(0.03)

Net increase from investment operations	0.16	0.03	0.15	0.23	0.15	0.38

Dividends and distributions from:
Net investment income	(0.32)	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.32)	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)

Net asset value, end of period	$9.93	$10.09	$10.34	$10.52	$10.64	$10.88

Total Investment Return[2]
Based on net asset value	1.72%	0.27%[3]	1.43%	2.22%	1.38%	3.57%

Ratios to Average Net Assets
Total expenses	1.87%	2.09%[4]	2.55%	2.46%	2.29%	2.21%

Total expenses after fees waived, reimbursed and paid indirectly	1.74%	1.98%[4]	2.47%	2.39%	2.19%	2.03%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.69%	1.69%[4]	1.69%	1.72%	1.75%	1.79%

Net investment income	3.33%	3.45%[4]	3.38%	3.46%	3.32%	3.78%

Supplemental Data
Net assets, end of period (000)	$2,458	$4,157	$5,142	$7,070	$9,424	$10,280

Portfolio turnover	35%	43%	21%	13%	9%	5%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	JUNE 30, 2009	49

Financial Highlights (concluded)	Ohio Municipal Bond Portfolio

	Investor C
	Year Ended June 30, 2009	Period October 1, 2007 to June 30, 2008	Year Ended September 30,
			2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.35	$10.53	$10.65	$10.89	$10.87

Net investment income[1]	0.33	0.27	0.35	0.36	0.36	0.41
Net realized and unrealized loss	(0.15)	(0.25)	(0.20)	(0.13)	(0.21)	(0.02)

Net increase from investment operations	0.18	0.02	0.15	0.23	0.15	0.39

Dividends and distributions from:
Net investment income	(0.33)	(0.25)	(0.33)	(0.35)	(0.39)	(0.37)
Net realized gain	—	(0.03)	—	—	—	—

Total dividends and distributions	(0.33)	(0.28)	(0.33)	(0.35)	(0.39)	(0.37)

Net asset value, end of period	$9.94	$10.09	$10.35	$10.53	$10.65	$10.89

Total Investment Return[2]
Based on net asset value	1.84%	0.18%[3]	1.42%	2.24%	1.38%	3.66%

Ratios to Average Net Assets
Total expenses	1.85%	2.08%[4]	2.56%	2.44%	2.28%	2.19%

Total expenses after fees waived, reimbursed and paid indirectly	1.71%	1.97%[4]	2.48%	2.36%	2.18%	2.01%

Total expenses after fees waived, reimbursed and paid indirectly and excluding interest expense and fees[5]	1.67%	1.67%[4]	1.70%	1.69%	1.74%	1.77%

Net investment income	3.32%	3.44%[4]	3.37%	3.46%	3.30%	3.80%

Supplemental Data
Net assets, end of period (000)	$8,192	$6,100	$6,002	$7,832	$7,063	$5,411

Portfolio turnover	35%	43%	21%	13%	9%	5%

1	Based on average shares outstanding.

2	Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.

4	Annualized.

5	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

50	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2009, the Fund had 33 registered portfolios, of which the BlackRock AMT-Free Municipal Bond Portfolio (“AMT-Free Municipal Bond”), BlackRock Delaware Municipal Bond Portfolio (“Delaware Municipal Bond”), BlackRock Kentucky Municipal Bond Portfolio (“Kentucky Municipal Bond”) and BlackRock Ohio Municipal Bond Portfolio (“Ohio Municipal Bond”) (each a “Portfolio”, collectively the “Portfolios”) are included in these financial statements. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Portfolio offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Service, Investor A, Investor B and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Portfolio’s maximum amount of loss is the unrealized gain of the commitment.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Portfolios leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Portfolios have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Portfolio include the right of the Portfolio (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Portfolio. The TOB may also be terminated without consent of the Portfolio upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in the market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Portfolio, which typically invests the cash in additional municipal bonds. Each Portfolio’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Portfolio’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

ANNUAL REPORT	JUNE 30, 2009	51

Notes to Financial Statements (continued)

Interest income from the underlying municipal bonds is recorded by the Portfolios on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of June 30, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates for Trust Certificates
AMT-Free Municipal Bond	$13,337,850	$7,000,000	0.17% - 0.83%
Delaware Municipal Bond	2,138,020	1,000,000	0.29% - 0.70%
Kentucky Municipal Bond	4,116,394	2,335,000	0.27% - 0.70%
Ohio Municipal Bond	7,372,738	3,695,000	0.17% - 1.50%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Portfolios’ investment in TOBs may adversely affect the Portfolios’ investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Portfolios’ net asset values per share.

Zero-Coupon Bonds: The Portfolios may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Portfolio segregates assets in connection with certain investments (e.g., financial futures contracts), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Portfolio may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), each Portfolio may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Portfolios amortize all premiums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date.

Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Portfolios file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitation on each Portfolio’s US federal tax returns remain open for the periods ended September 30, 2006, September 30, 2007, June 30, 2008 and June 30, 2009. The statutes of limitations on each Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets -an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Portfolio or its classes are charged to that Portfolio or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Portfolio are allocated daily to each class based on its relative net assets.

2. Derivative Financial Instruments:

The Portfolios may engage in various portfolio investment strategies both to increase the return of the Portfolios and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Portfolios may mitigate these losses through master netting agreements

52	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (continued)

included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Portfolios and their counterparties. The ISDA Master Agreement allows the Portfolios to offset with their counterparties the Portfolios derivative financial instruments’ payables and/or receivables with collateral held. To the extent amounts due to the Portfolios from their counterparty are not fully collateralized contractually or otherwise, the Portfolios bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Portfolios are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in derivative financial instruments, as described below.

Financial Futures Contracts — The Portfolios may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

*	As of June 30, 2009, there were no financial futures contracts outstanding. During the year ended June 30, 2009, the Portfolios had limited activity in these transactions.

The Effect of Derivative Instruments on the Statement of Operations

Year Ended June 30, 2009

Net Realized Gain from Derivatives

Recognized in Income

	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Interest rate contracts:
Financial futures contracts	$13,130	$31,881	$130,590

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Fund, on behalf of the Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios investment advisor, an indirect, wholly owned subsidiary of BlackRock to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. For such services, each Portfolio pays the Manager a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

	AMT-Free Municipal Bond and Ohio Municipal Bond Portfolios	Delaware Municipal Bond and Kentucky Municipal Bond Portfolios
Average Daily Net Assets	Investment Advisory Fee	Investment Advisory Fee
First $1 Billion	0.500%	0.550%
$1 Billion — $2 Billion	0.450	0.500
$2 Billion — $3 Billion	0.425	0.475
Greater Than $3 Billion	0.400	0.450

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, until November 1, 2009, in order to limit expenses. This agreement is reviewed annually by the Board. As of June 30, 2009, expense limitations as a percentage of net assets were as follows:

	Share Classes
	BlackRock	Institutional	Service	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	0.45%	0.60%	0.90%	1.07%	1.82%	1.82%
Delaware Municipal Bond	N/A	0.70%	1.00%[1]	0.95%	1.65%	1.65%
Kentucky Municipal Bond	N/A	0.65%	1.00%	0.95%	1.60%	1.60%
Ohio Municipal Bond	N/A	0.60%	0.90%	0.85%	1.82%	1.82%

1	There were no shares outstanding during the year ended June 30, 2009.

The Manager has agreed to waive its advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended June 30, 2009, the Portfolios paid these amounts, which are included in fees waived by advisor in the Statements of Operations:

Fees Waived by Advisor
AMT-Free Municipal Bond	$12,484
Delaware Municipal Bond	1,392
Kentucky Municipal Bond	1,107
Ohio Municipal Bond	33,504

ANNUAL REPORT	JUNE 30, 2009	53

Notes to Financial Statements (continued)

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Portfolio to the Manager.

Effective October 1, 2008, the Fund, on behalf of the Portfolios, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BIL”), which replaced BlackRock Distributors, Inc. (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. The service and distribution fees did not change as a result of this transaction. BIL and BDI are affiliates of BlackRock.

Pursuant to the Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, each Portfolio pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75	%(1)
Investor C	0.25%	0.75%

(1)	AMT–Free Municipal Bond did not pay a portion of its respective distribution fees during the year.

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Portfolio. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the year ended June 30, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolios’ Investor A shares as follows. These amounts include payments to Merrill Lynch from July 1, 2008 to December 31, 2008 (after which Merrill Lynch was no longer considered an affiliate):

AMT-Free Municipal Bond	$43,474
Delaware Municipal Bond	8,744
Kentucky Municipal Bond	32,123
Ohio Municipal Bond	9,032

For the year ended June 30, 2009, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares.

	Investor A	Investor B	Investor C
AMT-Free Municipal Bond	$—	$2,920	$5,336
Delaware Municipal Bond	—	4,309	1,917
Kentucky Municipal Bond	—	453	1,597
Ohio Municipal Bond	1,213	4,309	139

PFPC Trust Company, an indirect wholly owned subsidiary of PNC, serves as custodian for each Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Portfolio. The fee is paid at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion, and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect wholly owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of each Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates, provide certain Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, affiliates receive an annual fee per shareholder account which will vary depending on the share class. For the year ended June 30, 2009, the Portfolios paid the following fees in return for these services, which are included in transfer agent - class specific in the Statements of Operations. These amounts include payments to Merrill Lynch from July 1, 2008 to December 31, 2008 (after which Merrill Lynch was no longer considered an affiliate):

AMT-Free Municipal Bond	$1,924
Delaware Municipal Bond	1,923
Kentucky Municipal Bond	1,344
Ohio Municipal Bond	3,199

PNCGIS and the Manager act as co-administrators for the Portfolios. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion. In addition, each of the share classes, is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million of each Portfolio, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion.

54	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (continued)

In addition, PNCGIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Portfolio or a share class.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Portfolios, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Portfolio shares. For the year ended June 30, 2009, each Portfolio reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent - class specific in the Statements of Operations.

	Call Center
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Institutional	$2,168	$279	$353	$213
Service	66	—	2	44
Investor A	769	358	163	66
Investor B	57	103	1	150
Investor C	265	130	10	196

For the year ended June 30, 2009, the following charts show the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers or reimbursements of those expenses.

	Administration Fees
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$2,937	$—	$—	$—
Institutional	73,325	8,077	13,695	21,187
Service	430	—	54	517
Investor A	5,114	2,471	2,178	2,095
Investor B	538	878	315	802
Investor C	2,394	1,663	1,437	1,785

	Administration Fees Waived
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$2,936	$—	$—	$—
Institutional	—	14	181	20,891
Service	—	—	—	59
Investor A	—	1,782	27	2,090
Investor B	—	878	315	—
Investor C	—	1,658	1,437	—

	Service and Distribution Fees
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Service	$4,325	$—	$542	$5,171
Investor A	51,174	24,574	21,730	20,957
Investor B	5,374	35,074	12,573	31,978
Investor C	95,924	66,229	57,450	71,468

	Transfer Agent Fees
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$144	$—	$—	$—
Institutional	16,221	2,710	3,038	5,502
Service	448	—	59	555
Investor A	8,661	4,893	2,440	5,121
Investor B	1,919	2,456	692	2,260
Investor C	4,282	3,580	2,212	3,536

	Transfer Agent Fees Waived
Share Classes	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Institutional	$—	$21	$206
Investor A	111	—	66
Investor B	103	1	—
Investor C	127	10	—

	Transfer Agent Fees Reimbursed
Share Classes	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
BlackRock	$134	$—	$—	$—
Institutional	—	—	46	4,523
Service	—	—	—	3
Investor A	—	353	—	4,832
Investor B	—	2,289	667	—
Investor C	—	2,994	1,966	—

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Manager are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Manager or an affiliate continues to serve as the Portfolio’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Manager at the previous quarterly meeting.

On June 30, 2009, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	Expiring January 31,
	2010	2011	2012
AMT-Free Municipal Bond	$302,674	$310,406	$177,780
Delaware Municipal Bond	82,330	129,298	57,094
Kentucky Municipal Bond	163,064	164,532	72,448
Ohio Municipal Bond	97,926	127,503	70,034

The following waivers previously recorded by the Portfolios, which were subject to recoupment by the Manager, expired on January 31, 2009:

AMT-Free Municipal Bond	$373,746
Delaware Municipal Bond	80,336
Kentucky Municipal Bond	88,982
Ohio Municipal Bond	101,109

ANNUAL REPORT	JUNE 30, 2009	55

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Portfolios reimburse the Manager for compensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2009 were as follows:

	Purchases	Sales
AMT-Free Municipal Bond	$370,625,693	$288,345,825
Delaware Municipal Bond	3,511,204	6,131,746
Kentucky Municipal Bond	23,873,124	27,182,078
Ohio Municipal Bond	42,630,021	34,947,477

5. Short-Term Borrowings:

The Portfolios, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. The Portfolios pay a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX index (as defined in the credit agreement) in effect from time to time. The Portfolios did not borrow under the credit agreement during the year ended June 30, 2009.

6. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of June 30, 2009 attributable to expiration of capital loss carryforwards, amortization methods on fixed income securities and reclassification of paydown losses were reclassified to the following accounts:

	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Paid-in capital	$(1,756,215)	—	$(1,556,368)	—
Undistributed net investment income	$(3,745)	$(10)	$(2,299)	$(6,746)
Accumulated net realized loss	$1,759,960	$10	$1,558,667	$6,746

The tax character of distributions paid during the periods ended June 30, 2009, June 30, 2008 and September 30, 2007 were as follows:

	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Tax-exempt income
6/30/09	$16,534,216	$2,270,717	$3,300,527	$4,497,307
6/30/08	$11,302,802	$1,921,360	$2,902,959	$3,380,106
9/30/07	$14,909,548	$2,426,146	$5,372,637	$4,370,662
Ordinary income
6/30/08	$542,465	$83,845	$213,738	$264,998

Total distributions
6/30/09	$16,534,216	$2,270,717	$3,300,527	$4,497,307

6/30/08	$11,845,267	$2,005,205	$3,116,697	$3,645,104

9/30/07	$14,909,548	$2,426,146	$5,372,637	$4,370,662

As of June 30, 2009, the tax components of accumulated net losses were as follows:

	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
Undistributed tax-exempt income	$480,065	$98,790	$412,853	$84,944
Undistributed ordinary income	—	—	—	67,525
Capital loss carryforwards	(20,954,996)	(1,572,382)	(3,771,801)	(2,521,776)
Net unrealized losses*	(6,038,691)	(1,399,256)	(578,249)	(395,705)

Total	$(26,513,622)	$(2,872,848)	$(3,937,197)	$(2,765,012)

*	The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax treatment of residual interest in tender option bond trusts, the deferral of post-October capital losses for tax purposes, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, book/tax differences in the accrual of income on securities in default and the timing of income recognition on partnership interests.

As of June 30, 2009, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires June 30,	AMT-Free Municipal Bond	Delaware Municipal Bond	Kentucky Municipal Bond	Ohio Municipal Bond
2010	—	—	$129,603	—
2011	$3,984,021	$134,568	2,443,468	$603,790
2012	6,841,418	493,468	—	825,006
2013	5,736,698	623,721	—	783,368
2014	554,154	149,343	—	212,779
2015	—	171,282	—	—
2016	1,481,751	—	—	—
2017	2,356,954	—	1,198,730	96,833

Total	$20,954,996	$1,572,382	$3,771,801	$2,521,776

7. Concentration, Market and Credit Risk:

Ohio Municipal Bond, Delaware Municipal Bond and Kentucky Municipal Bond

These Portfolios invest a substantial amount of their assets in issuers located in a single state or a limited number of states. Please see the Schedules of Investments for concentrations in specific states.

56	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (continued)

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolios’ Statements of Assets and Liabilities.

8. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended June 30, 2009		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
AMT-Free Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
BlackRock
Shares sold	248,700	$2,497,128	568,737	$5,963,678	45,975	$503,181
Shares issued in reinvestment of dividends and distributions	57,945	581,834	78,696	831,268	227,706	2,470,313

Total issued	306,645	3,078,962	647,433	6,794,946	273,681	2,973,494
Shares redeemed	(149,121)	(1,485,902)	(1,812,388)	(19,026,316)	(4,610,295)	(49,451,186)

Net increase (decrease)	157,524	$1,593,060	(1,164,955)	$(12,231,370)	(4,336,614)	$(46,477,692)

Institutional
Shares sold	9,183,426	$91,402,421	6,808,269	$72,313,389	4,604,031	$49,810,701
Shares issued in reinvestment of dividends and distributions	65,337	655,404	28,400	299,675	19,238	207,933

Total issued	9,248,763	92,057,825	6,836,669	72,613,064	4,623,269	50,018,634
Shares redeemed	(7,650,292)	(75,860,600)	(4,717,305)	(49,931,363)	(3,477,243)	(37,578,917)

Net increase	1,598,471	$16,197,225	2,119,364	$22,681,701	1,146,026	$12,439,717

Service
Shares sold	76,520	$750,521	75,917	$806,328	1,932	$20,997
Shares issued in reinvestment of dividends and distributions	3,259	32,695	2,389	25,205	2,841	30,731

Total issued	79,779	783,216	78,306	831,533	4,773	51,728
Shares redeemed	(82,026)	(800,562)	(4,861)	(51,044)	(10,965)	(119,261)

Net increase (decrease)	(2,247)	$(17,346)	73,445	$780,489	(6,192)	$(67,533)

Investor A
Shares sold	2,446,314	$24,320,388	408,996	$4,311,781	280,701	$3,029,397
Shares issued in reinvestment of dividends and distributions	68,838	691,902	25,026	264,194	24,235	262,435

Total issued	2,515,152	25,012,290	434,022	4,575,975	304,936	3,291,832
Shares redeemed	(606,803)	(5,991,138)	(181,708)	(1,939,356)	(272,344)	(2,944,932)

Net increase	1,908,349	$19,021,152	252,314	$2,636,619	32,592	$346,900

ANNUAL REPORT	JUNE 30, 2009	57

Notes to Financial Statements (continued)

	Year Ended June 30, 2009		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
AMT-Free Municipal Bond (concluded)	Shares	Amount	Shares	Amount	Shares	Amount
Investor B
Shares sold	64,075	$645,063	12,111	$129,292	18,657	$203,405
Shares issued in reinvestment of dividends and distributions	6,406	64,258	6,151	64,973	7,514	81,287

Total issued	70,481	709,321	18,262	194,265	26,171	284,692
Shares redeemed	(122,182)	(1,229,096)	(78,264)	(828,490)	(119,240)	(1,295,711)

Net decrease	(51,701)	$(519,775)	(60,002)	$(634,225)	(93,069)	$(1,011,019)

Investor C
Shares sold	1,236,581	$12,369,918	178,088	$1,885,631	202,460	$2,183,612
Shares issued in reinvestment of dividends and distributions	27,587	276,987	9,475	100,060	7,193	77,705

Total issued	1,264,168	12,646,905	187,563	1,985,691	209,653	2,261,317
Shares redeemed	(278,097)	(2,761,257)	(70,604)	(752,539)	(87,888)	(952,069)

Net increase	986,071	$9,885,648	116,959	$1,233,152	121,765	$1,309,248

Delaware Municipal Bond
Institutional
Shares sold	722,577	$6,539,174	611,751	$5,919,069	453,119	$4,391,797
Shares issued in reinvestment of dividends and distributions	6,966	63,594	4,336	41,700	3,809	36,975

Total issued	729,543	6,602,768	616,087	5,960,769	456,928	4,428,772
Shares redeemed	(1,411,052)	(12,676,079)	(542,415)	(5,277,068)	(517,105)	(5,040,513)

Net increase (decrease)	(681,509)	$(6,073,311)	73,672	$683,701	(60,177)	$(611,741)

Investor A
Shares sold	219,202	$2,007,662	147,541	$1,425,670	110,196	$1,067,359
Shares issued in reinvestment of dividends and distributions	32,568	297,914	27,071	260,565	29,131	283,115

Total issued	251,770	2,305,576	174,612	1,686,235	139,327	1,350,474
Shares redeemed	(254,717)	(2,319,757)	(149,605)	(1,445,568)	(239,324)	(2,334,570)

Net increase (decrease)	(2,947)	$(14,181)	25,007	$240,667	(99,997)	$(984,096)

Investor B
Shares sold	7,566	$69,090	1,973	$19,307	—	$—
Shares issued in reinvestment of dividends and distributions	8,459	77,320	6,656	64,134	7,853	76,442

Total issued	16,025	146,410	8,629	83,441	7,853	76,442
Shares redeemed	(62,926)	(576,389)	(87,122)	(845,361)	(158,495)	(1,538,111)

Net decrease	(46,901)	$(429,979)	(78,493)	$(761,920)	(150,642)	$(1,461,669)

Investor C
Shares sold	184,475	$1,683,303	100,851	$975,392	67,051	$651,166
Shares issued in reinvestment of dividends and distributions	15,195	138,968	11,886	114,433	12,704	123,546

Total issued	199,670	1,822,271	112,737	1,089,825	79,755	774,712
Shares redeemed	(146,542)	(1,336,087)	(174,375)	(1,694,049)	(265,797)	(2,592,548)

Net increase (decrease)	53,128	$486,184	(61,638)	$(604,224)	(186,042)	$(1,817,836)

58	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (continued)

	Year Ended June 30, 2009		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
Kentucky Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	864,820	$7,548,709	593,068	$5,477,953	5,241,943	$49,677,953
Shares issued in reinvestment of dividends and distributions	18,193	158,897	18,383	167,955	25,592	239,501

Total issued	883,013	7,707,606	611,451	5,645,908	5,267,535	49,917,454
Shares redeemed	(1,733,053)	(15,055,454)	(2,507,250)	(23,093,430)	(3,024,571)	(28,147,157)

Net increase (decrease)	(850,040)	$(7,347,848)	(1,895,799)	$(17,447,522)	2,242,964	$21,770,297

Service
Shares sold	572	$4,999	956	$8,723	4,117	$38,849
Shares issued in reinvestment of dividends and distributions	697	6,094	752	6,881	1,015	9,543

Total issued	1,269	11,093	1,708	15,604	5,132	48,392
Shares redeemed	(16,337)	(141,466)	(1,218)	(11,009)	(1,203)	(11,284)

Net increase (decrease)	(15,068)	$(130,373)	490	$4,595	3,929	$37,108

Investor A
Shares sold	341,216	$3,012,451	111,525	$1,022,616	1,556,137	$14,718,233
Shares issued in reinvestment of dividends and distributions	30,873	270,529	27,481	251,677	46,351	434,080

Total issued	372,089	3,282,980	139,006	1,274,293	1,602,488	15,152,313
Shares redeemed	(205,097)	(1,780,391)	(726,859)	(6,638,110)	(723,276)	(6,720,074)

Net increase (decrease)	166,992	$1,502,589	(587,853)	$(5,363,817)	879,212	$8,432,239

Investor B
Shares sold	2	$16	—	$139	3,939	$37,368
Shares issued in reinvestment of dividends and distributions	5,336	46,716	4,744	43,433	9,148	86,146

Total issued	5,338	46,732	4,744	43,572	13,087	123,514
Shares redeemed	(36,862)	(325,671)	(30,805)	(283,237)	(61,144)	(569,892)

Net decrease	(31,524)	$(278,939)	(26,061)	$(239,665)	(48,057)	$(446,378)

Investor C
Shares sold	92,471	$825,466	192,137	$1,774,497	1,103,806	$10,453,347
Shares issued in reinvestment of dividends and distributions	18,169	159,423	15,275	140,305	17,439	163,096

Total issued	110,640	984,889	207,412	1,914,802	1,121,245	10,616,443
Shares redeemed	(165,086)	(1,430,475)	(432,461)	(3,987,101)	(338,901)	(3,167,183)

Net increase (decrease)	(54,446)	$(445,586)	(225,049)	$(2,072,299)	782,344	$7,449,260

ANNUAL REPORT	JUNE 30, 2009	59

Notes to Financial Statements (continued)

	Year Ended June 30, 2009		Period October 1, 2007 to June 30, 2008		Year Ended September 30, 2007
Ohio Municipal Bond	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,275,677	$12,426,096	1,300,873	$13,381,697	1,398,739	$14,523,325
Shares issued in reinvestment of dividends and distributions	27,872	273,588	16,259	166,515	16,913	175,920

Total issued	1,303,549	12,699,684	1,317,132	13,548,212	1,415,652	14,699,245
Shares redeemed	(1,189,268)	(11,588,693)	(994,451)	(10,215,418)	(1,498,549)	(15,560,902)

Net increase (decrease)	114,281	$1,110,991	322,681	$3,332,794	(82,897)	$(861,657)

Service
Shares sold	125,546	$1,243,158	81,340	$833,984	92,049	$951,173
Shares issued in reinvestment of dividends and distributions	8,204	80,691	6,222	63,784	4,327	44,963

Total issued	133,750	1,323,849	87,562	897,768	96,376	996,136
Shares redeemed	(101,938)	(997,982)	(21,825)	(222,764)	(32,387)	(339,094)

Net increase	31,812	$325,867	65,737	$675,004	63,989	$657,042

Investor A
Shares sold	342,612	$3,348,675	207,342	$2,134,197	168,334	$1,756,393
Shares issued in reinvestment of dividends and distributions	27,348	268,572	18,349	187,993	20,610	214,329

Total issued	369,960	3,617,247	225,691	2,322,190	188,944	1,970,722
Shares redeemed	(178,696)	(1,743,893)	(120,018)	(1,231,100)	(236,359)	(2,462,121)

Net increase (decrease)	191,264	$1,873,354	105,673	$1,091,090	(47,415)	$(491,399)

Investor B
Shares sold	2,043	$19,912	2,794	$28,467	3,915	$40,796
Shares issued in reinvestment of dividends and distributions	6,140	60,218	7,233	74,191	10,022	104,315

Total issued	8,183	80,130	10,027	102,658	13,937	145,111
Shares redeemed	(172,843)	(1,694,110)	(95,101)	(975,057)	(188,767)	(1,971,921)

Net decrease	(164,660)	$(1,613,980)	(85,074)	$(872,399)	(174,830)	$(1,826,810)

Investor C
Shares sold	270,532	$2,635,138	125,849	$1,305,497	108,676	$1,132,791
Shares issued in reinvestment of dividends and distributions	15,543	152,680	10,063	103,196	13,328	138,859

Total issued	286,075	2,787,818	135,912	1,408,693	122,004	1,271,650
Shares redeemed	(66,121)	(640,107)	(111,522)	(1,152,810)	(286,040)	(2,981,689)

Net increase (decrease)	219,954	$2,147,711	24,390	$255,883	(164,036)	$(1,710,039)

60	ANNUAL REPORT	JUNE 30, 2009

Notes to Financial Statements (concluded)

9. Subsequent Events:

Effective July 1, 2009, for certain share classes of AMT-Free Municipal Bond and Ohio Municipal Bond, the Manager contractually agreed to waive and reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit fee and expenses as percentage of net assets as follows.

Share Class
BlackRock
AMT-Free Municipal Bond	0.49%

	Share Classes
	Institutional	Service	Investor A
Ohio Municipal Bond	0.61%	0.92%	0.87%

In addition, the Manager has agreed to voluntarily waive and reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit fees and expenses as a percentage of nets assets for the AMT-Free Municipal Bond Institutional Shares and Service Shares to 0.57% and 0.87%, respectively.

Management’s evaluation of the impact of all subsequent events on the Portfolios’ financial statements was completed through August 26, 2009, the date the financial statements were issued.

ANNUAL REPORT	JUNE 30, 2009	61

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Funds II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock AMT-Free Municipal Bond Portfolio, BlackRock Delaware Municipal Bond Portfolio, BlackRock Kentucky Municipal Bond Portfolio, and BlackRock Ohio Municipal Bond Portfolio, four of the thirty-three portfolios constituting the BlackRock Funds II (the “Fund”), (collectively the “Portfolios”), as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period from October 1, 2007 through June 30, 2008, and for the year ended September 30, 2007, and the financial highlights for the year then ended, for the period October 1, 2007 through June 30, 2008 and for each of the four years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Fund as of June 30, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

August 26, 2009

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by BlackRock AMT-Free Municipal Bond Portfolio, BlackRock Delaware Municipal Bond Portfolio, BlackRock Kentucky Municipal Bond Portfolio and BlackRock Ohio Municipal Bond Portfolio of BlackRock Funds II during the taxable period ended June 30, 2009 qualify as tax-exempt interest dividends for federal income tax purposes.

62	ANNUAL REPORT	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock AMT-Free Municipal Bond Portfolio (the “AMT-Free Portfolio”), BlackRock Delaware Municipal Bond Portfolio (the “Delaware Municipal Portfolio”), BlackRock Kentucky Municipal Bond Portfolio (the “Kentucky Municipal Portfolio”) and BlackRock Ohio Municipal Bond Portfolio (the “Ohio Municipal Portfolio”) (each, a “Portfolio,” and collectively, the “Portfolios”), each a series of BlackRock Funds II (the “Fund”), met on May 5, 2009 and June 4-5, 2009 to consider the approval of the Portfolios’ investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Portfolio’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”) with respect to the Portfolios. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” For simplicity, the Portfolios and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), at the time of the Board’s approval of the Agreements. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper and, for the AMT-Free Portfolio and Kentucky Municipal Portfolio, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 5, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the June 4-5, 2009 Board meeting.

At an in-person meeting held on June 4-5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with

ANNUAL REPORT	JUNE 30, 2009	63

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock:

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the May 5, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category and, for the AMT-Free Portfolio and Kentucky Municipal Portfolio, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the AMT-Free Portfolio ranked in the first, second and fourth quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Delaware Municipal Portfolio ranked in the first, second and fourth quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Kentucky Municipal Portfolio ranked in the first, first and third quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Ohio Municipal Portfolio ranked in the first, fourth and second quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund:

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s

64	ANNUAL REPORT	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the AMT-Free Portfolio’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the AMT-Free Portfolio’s Peers. The Board also noted that the AMT-Free Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the AMT-Free Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually and/or voluntarily (the voluntary cap is effective as of July 1, 2009) agreed to waive fees or reimburse expenses in order to limit the AMT-Free Portfolio’s total net expenses on a class-by-class basis, as applicable.

The Board noted that, although the Delaware Municipal Portfolio’s contractual advisory fees were above the median contractual advisory fees paid by the Delaware Municipal Portfolio’s Peers, its actual advisory fees, after giving effect to any expense reimbursements or fee waivers, were lower than or equal to the median of its Peers. The Board also noted that the Delaware Municipal Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Delaware Municipal Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Delaware Municipal Portfolio’s total net expenses on a class-by-class basis.

The Board noted that, although the Kentucky Municipal Portfolio’s contractual advisory fees were above the median contractual advisory fees paid by the Kentucky Municipal Portfolio’s Peers, its actual advisory fees, after giving effect to any expense reimbursements or fee waivers, were lower than or equal to the median of its Peers. The Board also noted that the Kentucky Municipal Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Kentucky Municipal Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Kentucky Municipal Portfolio’s total net expenses on a class-by-class basis.

The Board noted that the Ohio Municipal Portfolio’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Ohio Municipal Portfolio’s Peers. The Board also noted that the Ohio Municipal Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Ohio Municipal Portfolio increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Ohio Municipal Portfolio’s total net expenses on a class-by-class basis.

D. Economies of Scale:

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use

ANNUAL REPORT	JUNE 30, 2009	65

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

of breakpoints in the advisory fee based upon the assets of the Fund. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors:

The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

66	ANNUAL REPORT	JUNE 30, 2009

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Robert M. Hernandez 40 East 52nd Street New York, NY 10022 1944	Chairman of the Board, Trustee and Member of the Audit Committee	Since 1996	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	35 Funds 101 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemical); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)

Fred G. Weiss 40 East 52nd Street New York, NY 10022 1941	Vice Chairman of the Board, Trustee and Chairman of the Audit Committee	Since 2007	Managing Director, FGW Associates (consulting and investment company) since 1997; Director, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director of BTG International Plc (a global technology commercialization company) from 2001 to 2007.	35 Funds 101 Portfolios	Watson Pharmaceutical Inc.

James H. Bodurtha 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	35 Funds 101 Portfolios	None

Bruce R. Bond 40 East 52nd Street New York, NY 10022 1946	Trustee	Since 2005	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	35 Funds 101 Portfolios	None

Donald W. Burton 40 East 52nd Street New York, NY 10022 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.	35 Funds 101 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)

Honorable Stuart E. Eizenstat 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2001	Partner and Head of International Practice, Covington and Burling (law firm) since 2001; International Advisory Board Member, The Coca Cola Company since 2002; Advisory Board Member BT Americas (telecommunications) since 2004; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003.	35 Funds 101 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)

Kenneth A. Froot 40 East 52nd Street New York, NY 10022 1957	Trustee	Since 2007	Professor, Harvard University since 1992.	35 Funds 101 Portfolios	None

John F. O’Brien 40 East 52nd Street New York, NY 10022 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	35 Funds 101 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000; Director of ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute, (non-profit), since 2008; President, American Bar Association from 1995 to 1996.	35 Funds 101 Portfolios	None

Jean Margo Reid 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Self-employed consultant since 2001; Director and Secretary, SCB, Inc. (holding company) since 1998; Director and Secretary, SCB Partners, Inc. (holding company) since 2000; Director, Covenant House (non-profit) from 2001 to 2004.	35 Funds 101 Portfolios	None

ANNUAL REPORT	JUNE 30, 2009	67

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

David H. Walsh 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Director, Ruckleshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Trustee, University of Wyoming Foundation since 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.	35 Funds 101 Portfolios	None

Richard R. West 40 East 52nd Street New York, NY 10022 1938	Trustee and Member of the Audit Committee	Since 2007	Dean Emeritus, New York University’s Leonard N. Stern School of Business Administration since 1995.	35 Funds 101 Portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust (real estate company); Alexander’s Inc. (real estate company)

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Date shown is the earliest date a person has served as trustee for any of the Funds covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 2000; Jean Margo Reid, 2004; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2005	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004	173 Funds 283 Portfolios	None

Laurence D. Fink 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2000	Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.	35 Funds 101 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	173 Funds 283 Portfolios	None

3	Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

68	ANNUAL REPORT	JUNE 30, 2009

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Address of the Portfolios

100 Bellevue Parkway

Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund retired. The Fund’s Board of Trustees wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund.

Effective August 1, 2009, Jean Margo Reid resigned as a Trustee of the Fund. The Board wishes Ms. Reid well in her future endeavors.

ANNUAL REPORT	JUNE 30, 2009	69

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

70	ANNUAL REPORT	JUNE 30, 2009

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) at website http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30th is available, upon request and without charge (1) at www.blackrock.com, or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST Monday through Friday to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

ANNUAL REPORT	JUNE 30, 2009	71

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

72	ANNUAL REPORT	JUNE 30, 2009

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by that Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI-06/09-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
AMT-Free Municipal Bond Portfolio	$21,100	$20,400	$0	$0	$6,100	$6,100	$1,028	$1,049
Delaware Municipal Bond Portfolio	$20,700	$20,000	$0	$0	$6,100	$6,100	$1,028	$1,049
Kentucky Municipal Bond Portfolio	$20,700	$20,000	$0	$0	$6,100	$6,100	$1,028	$1,049
Ohio Municipal Bond Portfolio	$20,700	$20,000	$0	$0	$6,100	$6,100	$1,028	$1,049

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the

Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
AMT-Free Municipal Bond Portfolio	$414,628	$412,149
Delaware Municipal Bond Portfolio	$414,628	$412,149
Kentucky Municipal Bond Portfolio	$414,628	$412,149
Ohio Municipal Bond Portfolio	$414,628	$412,149

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 21, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 21, 2009